As filed with the Securities and Exchange Commission on September 4, 2018.

File Nos. 002-94222

811-04149

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

Pre-Effective Amendment No.

Post-Effective Amendment No.  69                               [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

Amendment No.  70                                              [X]

FRANKLIN TAX-FREE TRUST

 (Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (650)312-2000

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906

(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]   immediately upon filing pursuant to paragraph (b)

[X]   on September 10, 2018 pursuant to paragraph (b)

[ ]   60 days after filing pursuant to paragraph (a)(1)

[ ]   on (date) pursuant to paragraph (a)(1) of Rule 485

[ ]   75 days after filing pursuant to paragraph (a)(2)

[ ]   on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ]   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment (Amendment) to the Registrant’s registration statement on Form N-1A (Amendment) is being filed under the Securities Act of 1933 (1933 Act) and the Investment Company Act of 1940 to amend and supplement Post-Effective Amendment No. 67/68 to the Registrant's registration statement on Form N-1A (PEA 67/68) filed on June 27, 2018 (Accession No. 0001379491-18-003420).  The prospectuses and SAIs of each series of the Registrant, as filed in PEA 67/68, are incorporated into this Amendment by reference.  This Amendment is being filed to register an additional class of shares for each series of the Registrant (except for the Franklin High Yield Tax-Free Income Fund) pursuant to relief granted by the U.S. Securities and Exchange Commission Staff under Rule 485(b)(1)(vii) on January 23, 2018 in response to a request for such relief filed on December 19, 2017 (Accession No. 0000773478-17-000035).  This Amendment does not otherwise delete, amend or supersede any other information relating to any other series of the Registrant.

TF1 P1 09/18

[Franklin Templeton Logo]

SUPPLEMENT DATED SEPTEMBER 10, 2018

TO THE PROSPECTUS DATED JULY 1, 2018

OF

Franklin Federal Intermediate-Term Tax-Free Income Fund

Franklin Federal Limited-Term Tax-Free Income Fund

Franklin High Yield Tax-Free Income Fund

Franklin Massachusetts Tax-Free Income Fund

Franklin New Jersey Tax-Free Income Fund

(Franklin Tax-Free Trust)

The prospectus is amended as follows:

I. On September 10, 2018, all outstanding Class A shares were renamed Class A1 shares and for Franklin High Yield Tax-Free Income Fund, all outstanding Class M shares were renamed Class A shares.  As of September 7, 2018, Class A1 shares are no longer available to new investors.  In addition, on September 10, 2018, the Franklin Federal Intermediate-Term Tax-Free Income Fund, Franklin Federal Limited-Term Tax-Free Income Fund, Franklin Massachusetts Tax-Free Income Fund and Franklin New Jersey Tax-Free Income Fund (each, a “Fund”) began offering new Class A shares.  Therefore, on or about September 10, 2018, each Fund, except for Franklin Federal Limited-Term Tax-Free Income Fund, has five classes of shares: Class A, Class A1, Class C, Class R6 and Advisor Class.  The Franklin Federal Limited-Term Tax-Free Income Fund has four classes of shares: Class A, Class A1, Class R6 and Advisor Class.

II. The Fund’s classes on the cover of the prospectus are replaced with the following:

	Class A	Class A1	Class C	Class R6	Advisor Class
Franklin Federal Intermediate-Term Tax-Free Income Fund	FKQTX	FKITX	FCITX	FITQX	FITZX
Franklin Federal Limited-Term Tax-Free Income Fund	FFLQX	FFTFX	—	FFTRX	FTFZX
Franklin High Yield Tax-Free Income Fund	FHYMX	FRHIX	FHYIX	FHYRX	FHYVX
Franklin Massachusetts Tax-Free Income Fund	FMAQX	FMISX	FMAIX	FKTMX	FMAHX
Franklin New Jersey Tax-Free Income Fund	FNJQX	FRNJX	FNIIX	FNJRX	FNJZX

III. The following replaces the “Shareholder Fees,” “Annual Fund Operating Expenses” and “Example” tables in the “Fund Summaries – Franklin Federal Intermediate-Term Tax-Free Income Fund – Fees and Expenses of the Fund” section of the prospectus:

Shareholder Fees

(fees paid directly from your investment)

	Class A1	Class A1	Class C2	Class R6[3]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	2.25%	2.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[4]	None[4]	1.00%	None	None

1. The Fund began offering Class A shares on September 10, 2018.

2. Effective October 5, 2018, Class C shares that have been held for 10 years or more will convert automatically into Class A shares later in the month of October 2018 and will be subject to Class A shares’ lower Rule 12b-1 fees. Thereafter, Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date.  Such conversions will be on the basis of the relative net asset values of the two classes, will not be subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes.  Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods.  (See “Your Account – Choosing a Shares Class – Sales Charges - Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” for more information.)

3. The Fund began offering Class R6 shares on August 1, 2017.

4. There is a 0.75% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

1

On September 10, 2018, all outstanding Class A shares were renamed Class A1 shares.  As of September 7, 2018, Class A1 shares are no longer available to new investors. If you are a Class A1 shareholder, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A1	Class A1	Class C	Class R6	Advisor Class
Management fees	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses[2]	0.10%	0.10%	0.10%	0.04%	0.10%
Total annual Fund operating expenses[2]	0.80%	0.65%	1.20%	0.49%	0.55%
Fee waiver and/or expense reimbursement[3]	-0.09%	-0.09%	-0.09%	-0.09%	-0.09%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2,3]	0.71%	0.56%	1.11%	0.40%	0.46%

1. The Fund began offering Class A shares on September 10, 2018. Other expenses for Class A are based on estimated amounts for the current fiscal year.

2. Other expenses of the Fund have been restated to exclude non-recurring prior period expenses and, for Class R6, to reflect current fiscal year expenses. If the prior period's non-recurring expenses were included in the table above, the amounts stated would have been greater. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

3. The fee waiver and/or expense reimbursement above has been updated to reflect that the investment manager has contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 0.46% for at least one year following the date of this prospectus. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$ 296	$ 466	$ 651	$ 1,184
Class A1	$ 281	$ 420	$ 570	$ 1,009
Class C	$ 213	$ 372	$ 651	$ 1,447
Class R6	$ 41	$ 148	$ 265	$ 607
Advisor Class	$ 47	$ 167	$ 298	$ 681
If you do not sell your shares:
Class C	$ 113	$ 372	$ 651	$ 1,447

IV. In the “Fund Summaries – Franklin Federal Intermediate-Term Tax-Free Income Fund – Performance” section of the prospectus, the following is added to the “Average Annual Total Returns” table:

	1 Year	5 Years	10 Years
Franklin Federal Intermediate-Term Tax-Free Income Fund - Class A1 (formerly Class A)	1.07%	1.42%	3.50%

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has not been adjusted to reflect differences in Rule 12b-1 fees between classes.  If Class A shares’ performance was recalculated to reflect Class A shares’ Rule 12b-1 fees, the performance shown would be lower.

V.  The second paragraph after the “Average Annual Total Returns” table in the “Fund Summaries – Franklin Federal Intermediate-Term Tax-Free Income Fund – Performance” section of the prospectus is replaced with the following:

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A1 shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

VI. The following replaces the “Shareholder Fees,” “Annual Fund Operating Expenses” and “Example” tables in the “Fund Summaries – Franklin Federal Limited-Term Tax-Free Income Fund – Fees and Expenses of the Fund” section of the prospectus:

Shareholder Fees

(fees paid directly from your investment)

	Class A1	Class A1	Class R6[2]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	2.25%	2.25%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[3]	None[3]	None	None

2

1. The Fund began offering Class A shares on September 10, 2018.

2. The Fund began offering Class R6 shares on August 1, 2017.

3. There is a 0.75% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

On September 10, 2018, all outstanding Class A shares were renamed Class A1 shares.  As of September 7, 2018, Class A1 shares are no longer available to new investors. If you are a Class A1 shareholder, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A1	Class A1	Class R6	Advisor Class
Management fees	0.47%	0.47%	0.47%	0.47%
Distribution and service (12b-1) fees	0.25%	0.15%	None	None
Other expenses	0.09%	0.09%	0.07%	0.09%
Total annual Fund operating expenses	0.81%	0.71%	0.54%	0.56%
Fee waiver and/or expense reimbursement[2]	-0.16%	-0.16%	-0.17%	-0.16%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2]	0.65%	0.55%	0.37%	0.40%

1. The Fund began offering Class A shares on September 10, 2018. Other expenses for Class A are based on estimated amounts for the current fiscal year.

2. The fee waiver and/or expense reimbursement above has been updated to reflect that the investment manager has contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 0.40% for at least one year following the date of this prospectus. In addition, the transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% for the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$ 290	$ 462	$ 649	$ 1,190
Class A1	$ 280	$ 431	$ 596	$ 1,073
Class R6	$ 38	$ 156	$ 285	$ 661
Advisor Class	$ 41	$ 163	$ 297	$ 686

VII. In the “Fund Summaries – Franklin Federal Limited-Term Tax-Free Income Fund – Performance” section of the prospectus, the following is added to the “Average Annual Total Returns” table:

	1 Year	5 Years	10 Years
Franklin Federal Limited-Term Tax-Free Income Fund - Class A1 (formerly Class A)	-1.90%	0.01%	1.67%

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has not been adjusted to reflect differences in Rule 12b-1 fees between classes.  If Class A shares’ performance was recalculated to reflect Class A shares’ Rule 12b-1 fees, the performance shown would be lower.

VIII. The second paragraph after the “Average Annual Total Returns” table in the “Fund Summaries – Franklin Federal Limited-Term Tax-Free Income Fund – Performance” section of the prospectus is replaced with the following:

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A1 shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

IX. The following replaces the first paragraph under the “Fund Summaries – Franklin High Yield Tax-Free Income Fund –Fees and Expenses of the Fund” section of the prospectus:

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 82 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 47 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

3

X.  The following replaces the “Shareholder Fees,” “Annual Fund Operating Expenses” and “Example” tables in the “Fund Summaries – Franklin High Yield Tax-Free Income Fund – Fees and Expenses of the Fund” section of the prospectus:

Shareholder Fees

(fees paid directly from your investment)

	Class A1	Class A1	Class C2	Class R6[3]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[4]	None[4]	1.00%	None	None

1. The Fund publicly began offering Class A shares (formerly Class M shares) on September 10, 2018.

2. Effective October 5, 2018, Class C shares that have been held for 10 years or more will convert automatically into Class A shares later in the month of October 2018 and will be subject to Class A shares’ lower Rule 12b-1 fees. Thereafter, Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date.  Such conversions will be on the basis of the relative net asset values of the two classes, will not be subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes.  Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods.  (See “Your Account – Choosing a Shares Class – Sales Charges - Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” for more information.)

3. The Fund began offering Class R6 shares on August 1, 2017.

4. There is a 0.75% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

On September 10, 2018, all outstanding Class A shares were renamed Class A1 shares and all outstanding Class M shares were renamed Class A shares.  As of September 7, 2018, Class A1 shares are no longer available to new investors. If you are a Class A1 shareholder, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A1	Class A1	Class C	Class R6	Advisor Class
Management fees	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses[2]	0.10%	0.10%	0.10%	0.07%	0.10%
Total annual Fund operating expenses[2]	0.80%	0.65%	1.20%	0.52%	0.55%

1. The Fund publicly began offering Class A shares on September 10, 2018. Other expenses for Class A are based on estimated amounts for the current fiscal year.

2. Other expenses of the Fund have been restated to exclude non-recurring prior period expenses and, for Class R6, to reflect current fiscal year expenses. If the prior period's non-recurring expenses were included in the table above, the amounts stated would have been greater. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$ 503	$ 670	$ 850	$ 1,373
Class A1	$ 489	$ 624	$ 772	$ 1,201
Class C	$ 222	$ 381	$ 660	$ 1,455
Class R6	$ 53	$ 167	$ 291	$ 653
Advisor Class	$ 56	$ 176	$ 307	$ 689
If you do not sell your shares:
Class C	$ 122	$ 381	$ 660	$ 1,455

XI. In the “Fund Summaries – Franklin High Yield Tax-Free Income Fund – Performance” section of the prospectus, the “Average Annual Total Returns” table and the three paragraphs following the table are replaced with the following:

4

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2017

	1 Year	5 Years	10 Years
Franklin High Yield Tax-Free Income Fund - Class A (formerly Class M)
Return Before Taxes	-0.61%	1.94%	4.10%
Return After Taxes on Distributions	-0.61%	1.94%	4.10%
Return After Taxes on Distributions and Sale of Fund Shares	1.53%	2.47%	4.23%
Franklin High Yield Tax-Free Income Fund - Class A1 (formerly Class A)	-0.61%	1.94%	4.10%
Franklin High Yield Tax-Free Income Fund - Class C	2.13%	2.28%	3.98%
Franklin High Yield Tax-Free Income Fund - Advisor Class	3.86%	2.93%	4.66%
Bloomberg Barclays Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	5.45%	3.02%	4.46%

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has not been adjusted to reflect differences in Rule 12b-1 fees between classes.  If Class A shares’ performance was recalculated to reflect Class A shares’ Rule 12b-1 fees, the performance shown would be lower.

Performance information for Class R6 shares is not shown because this class did not have a full calendar year of operations as of the date of this prospectus.

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A1 shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

XII. The “Fund Summaries – Franklin High Yield Tax-Free Income Fund – Purchase and Sale of Fund Shares” section is replaced with the following:

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632‑2301. For Class A and C, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under “Your Account — Choosing a Share Class — Qualified Investors — Class R6” and “— Advisor Class” in the Fund’s prospectus. There is no minimum investment for subsequent purchases.

XIII.  The following replaces the “Shareholder Fees,” “Annual Fund Operating Expenses” and “Example” tables in the “Fund Summaries – Franklin Massachusetts Tax-Free Income Fund – Fees and Expenses of the Fund” section of the prospectus:

Shareholder Fees

(fees paid directly from your investment)

	Class A1	Class A1	Class C2	Class R6[3]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[4]	None[4]	1.00%	None	None

1. The Fund began offering Class A shares on September 10, 2018.

2. Effective October 5, 2018, Class C shares that have been held for 10 years or more will convert automatically into Class A shares later in the month of October 2018 and will be subject to Class A shares’ lower Rule 12b-1 fees. Thereafter, Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date.  Such conversions will be on the basis of the relative net asset values of the two classes, will not be subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes.  Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods.  (See “Your Account – Choosing a Shares Class – Sales Charges - Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” for more information.)

5

3. The Fund began offering Class R6 shares on August 1, 2017.

4. There is a 0.75% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

On September 10, 2018, all outstanding Class A shares were renamed Class A1 shares.  As of September 7, 2018, Class A1 shares are no longer available to new investors. If you are a Class A1 shareholder, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A1	Class A1	Class C	Class R6	Advisor Class
Management fees	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses[2]	0.07%	0.07%	0.07%	0.09%	0.07%
Total annual Fund operating expenses[2]	0.82%	0.67%	1.22%	0.59%	0.57%
Fee waiver and/or expense reimbursement[3]	None	None	None	-0.03%	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2,3]	0.82%	0.67%	1.22%	0.56%	0.57%

1. The Fund began offering Class A shares on September 10, 2018. Other expenses for Class A are based on estimated amounts for the current fiscal year.

2. Other expenses of the Fund have been restated to exclude non-recurring prior period expenses and, for Class R6, to reflect current fiscal year expenses. If the prior period's non-recurring expenses were included in the table above, the amounts stated would have been greater. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

3. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% for the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$ 505	$ 676	$ 861	$ 1,395
Class A1	$ 491	$ 630	$ 782	$ 1,224
Class C	$ 224	$ 387	$ 670	$ 1,477
Class R6	$ 57	$ 186	$ 326	$ 735
Advisor Class	$ 58	$ 183	$ 318	$ 714
If you do not sell your shares:
Class C	$ 124	$ 387	$ 670	$ 1,477

XIV. In the “Fund Summaries – Franklin Massachusetts Tax-Free Income Fund – Performance” section of the prospectus, the following is added to the “Average Annual Total Returns” table:

	1 Year	5 Years	10 Years
Franklin Massachusetts Tax-Free Income Fund - Class A1 (formerly Class A)	0.15%	1.85%	3.37%

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has not been adjusted to reflect differences in Rule 12b-1 fees between classes.  If Class A shares’ performance was recalculated to reflect Class A shares’ Rule 12b-1 fees, the performance shown would be lower.

XV. The second paragraph after the “Average Annual Total Returns” table in the “Fund Summaries – Franklin Massachusetts Tax-Free Income Fund – Performance” section of the prospectus is replaced with the following:

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A1 shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

XVI. The following replaces the “Shareholder Fees,” “Annual Fund Operating Expenses” and “Example” tables in the “Fund Summaries – Franklin New Jersey Tax-Free Income Fund – Fees and Expenses of the Fund” section of the prospectus:

Shareholder Fees

6

(fees paid directly from your investment)

	Class A1	Class A1	Class C2	Class R6[3]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[4]	None[4]	1.00%	None	None

1. The Fund began offering Class A shares on September 10, 2018.

2. Effective October 5, 2018, Class C shares that have been held for 10 years or more will convert automatically into Class A shares later in the month of October 2018 and will be subject to Class A shares’ lower Rule 12b-1 fees. Thereafter, Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date.  Such conversions will be on the basis of the relative net asset values of the two classes, will not be subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes.  Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods.  (See “Your Account – Choosing a Shares Class – Sales Charges - Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” for more information.)

3. The Fund began offering Class R6 shares on August 1, 2017.

4. There is a 0.75% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

On September 10, 2018, all outstanding Class A shares were renamed Class A1 shares.  As of September 7, 2018, Class A1 shares are no longer available to new investors. If you are a Class A1 shareholder, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A1	Class A1	Class C	Class R6	Advisor Class
Management fees	0.47%	0.47%	0.47%	0.47%	0.47%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses[2]	0.09%	0.09%	0.09%	0.07%	0.09%
Total annual Fund operating expenses[2]	0.81%	0.66%	1.21%	0.54%	0.56%

1. The Fund began offering Class A shares on September 10, 2018. Other expenses for Class A are based on estimated amounts for the current fiscal year.

2. Other expenses of the Fund have been restated to exclude non-recurring prior period expenses and, for Class R6, to reflect current fiscal year expenses. If the prior period's non-recurring expenses were included in the table above, the amounts stated would have been greater. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$ 504	$ 673	$ 856	$ 1,384
Class A1	$ 490	$ 627	$ 777	$ 1,213
Class C	$ 223	$ 384	$ 665	$ 1,466
Class R6	$ 55	$ 173	$ 302	$ 677
Advisor Class	$ 57	$ 179	$ 313	$ 701
If you do not sell your shares:
Class C	$ 123	$ 384	$ 665	$ 1,466

XVII. In the “Fund Summaries – Franklin New Jersey Tax-Free Income Fund – Performance” section of the prospectus, the following is added to the “Average Annual Total Returns” table:

	1 Year	5 Years	10 Years
Franklin New Jersey Tax-Free Income Fund - Class A1 (formerly Class A)	-1.75%	0.81%	3.05%

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has not been adjusted to reflect differences in Rule 12b-1 fees between classes.  If Class A shares’ performance was recalculated to reflect Class A shares’ Rule 12b-1 fees, the performance shown would be lower.

XVIII. The second paragraph after the “Average Annual Total Returns” table in the “Fund Summaries – Franklin New Jersey Tax-Free Income Fund – Performance” section of the prospectus is replaced with the following:

7

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A1 shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

XIX. The first paragraph and chart under the “Your Account – Choosing a Share Class” section of the prospectus are replaced with the following:

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative (financial advisor) can help you decide. Investors may purchase Class C shares only for Fund accounts on which they have appointed an investment representative (financial advisor) of record. Investors who have not appointed an investment representative (financial advisor) to existing Class C share Fund accounts may not make additional purchases to those accounts but may exchange their shares for shares of a Franklin Templeton fund that offers Class C shares. Dividend and capital gain distributions may continue to be reinvested in existing Class C share Fund accounts. These provisions do not apply to Employer Sponsored Retirement Plans.

Class A	Class C	Class R6	Advisor Class
Initial sales charge of 2.25% or less (Federal Intermediate-Term & Federal Limited-Term Funds) or 4.25% or less (all other Funds)	No initial sales charge	See "Qualified Investors - Class R6" below	See "Qualified Investors - Advisor Class" below
Deferred sales charge of 0.75% on purchases of $500,000 or more sold within 18 months	Deferred sales charge of 1% on shares you sell within 12 months
Lower annual expenses than Class C due to lower distribution fees	Higher annual expenses than Class A due to higher distribution fees. Automatic conversion to Class A shares after approximately ten years, reducing future annual expenses.

The Fund publicly began offering Class R6 shares on August 1, 2017 and Class A shares on September 10, 2018.

Class A1 shares are closed to new investors effective at the close of market on September 7, 2018.  Existing investors who had an open and funded account as of that date will be able to continue to invest in Class A1 shares of the Fund through reinvestment of dividends, exchanges and additional purchases after such date. Employer sponsored retirement plans, benefit plans, or discretionary allocation programs that have Class A1 shares of a Fund available to participants or clients on or before September 7, 2018, may continue to open accounts for new participants in such share class and purchase additional shares in existing participant accounts.

XX. The heading “Class A, M & C” under the first table of the “Your Account – Choosing a Share Class” section is replaced with “Class A, A1 & C.”

XXI. The “Sales Charges – Class A & M” heading and charts under the “Your Account – Choosing a Share Class” section of the prospectus are replaced with the following:

Sales Charges – Class A & A1

when you invest this amount	the sales charge makes up this % of the offering price	which equals this % of your net investment
All Funds (except Federal Intermediate-Term & Federal Limited-Term Fund)
Under $100,000	4.25%	4.44%
$100,000 but under $250,000	3.25%	3.36%
$250,000 but under $500,000	2.25%	2.30%
$500,000 or more	0.00%	0.00%
Federal Intermediate-Term Fund & Federal Limited-Term Fund
Under $100,000	2.25%	2.30%
$100,000 but under $250,000	1.75%	1.78%
$250,000 but under $500,000	1.25%	1.27%
$500,000 or more	0.00%	0.00%

8

1. The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

XXII. Under the “Your Account – Choosing a Share Class – Sales Charges – Class A & A1 – Sales Charge Reductions” section of the prospectus, all references to “Class M” are removed and all references to “Class A” are replaced with “Class A/A1.”

XXIII. The “Your Account – Choosing a Share Class – Sales Charges – Class A & A1 – Sales Charge Waivers for Class A Shares “ is replaced with the following:

Sales Charge Waivers

Class A and Class A1 shares may be purchased without an initial sales charge or contingent deferred sales charge (CDSC) by certain investors. If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at (800) 632-2301.

XXIV. The “Your Account – Choosing a Share Class – Sales Charges – Class A & A1 – Sales Charge Waivers for Class M Shares” section is removed in its entirety.

XXV.  Under the “Your Account – Choosing a Shares Class – Sales Charges - Class A & A1 – Sales Charge Waivers – Waivers for certain investors” section of the prospectus, all references to “Class M” are removed, all references to “Class A” are replaced with “Class A/A1” and the following is added to the bullet point list:

•  Class C shareholders whose shares are converted to Class A shares after 10 years under the Class C shares’ conversion feature.

XXVI. The following replaces the “Your Account – Choosing a Shares Class – Sales Charges – Class A & A1 – Investments of $1 Million or More” section:

Investments of $500,000 or More

If you invest $500,000 or more, either as a lump sum or through our cumulative quantity discount or letter of intent programs, you can buy Class A & A1 shares without an initial sales charge.  However, there is a 0.75% CDSC on any shares you sell within 18 months of purchase.  This CDSC will change to 1.00% on or after March 10, 2020.  The way we calculate the CDSC is the same for each class (please see “Contingent Deferred Sales Charge (CDSC) - Class A, A1 & C”).

XXVII. The following replaces the “Your Account – Choosing a Share Class – Sales Charges – Class A – Distribution and Service (12b-1) Fees” section:

Distribution and Service (12b-1) Fees

Class A and Class A1 have a distribution plan, sometimes known as a Rule 12b‑1 plan that allows the Fund to pay distribution fees of up to 0.25% and 0.10% (or 0.15% for Federal Limited-Term Fund) per year to those who sell and distribute Class A and Class A1 shares, respectively, and provide other services to shareholders. Because these fees are paid out of Class A’s and Class A1’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

We calculate the amount of these fees over a 12-month period that may differ from the Fund's fiscal year. Therefore, the amount shown from time to time in the Fund's fee table (which is based upon the Fund's fiscal year) may differ from the amount set forth in the Rule 12b-1 plan due to timing differences.

XXVIII. The following replaces the second sentence under “Your Account – Choosing a Shares Class – Sales Charges –Class C” heading:

We place any investment of $500,000 or more in Class A shares, since Class A's annual expenses are lower.

XXIX. All references to the “Contingent Deferred Sales Charge (CDSC) - Class A, M & C” heading are replaced with “Contingent Deferred Sales Charge (CDSC) - Class A, A1 & C.”

9

XXX. The “Notice of Automatic Conversion of Class C Shares to Class A Shares after 10-Year Holding Period” section under the “Your Account” section of the prospectus is removed and the following is added after the “Your Account – Choosing a Shares Class – Sales Charges – Class C – Distribution and Service (12b-1) Fees” section:

Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period

Effective on October 5, 2018, Class C shares’ conversion feature will become effective.  The conversion feature provides that Class C shares that have been held for 10 years or more will automatically convert into Class A shares and will be subject to Class A shares’ lower Rule 12b-1 fees (the “Conversion Feature”). On or about October 19, 2018, Class C shares of the Fund that have been outstanding for 10 years or more will automatically convert to Class A shares of the Fund on the basis of the relative net asset values of the two classes.  Thereafter, Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C (or Class C1) shares’ purchase date.  The monthly conversion date is expected to occur around the middle of every month and generally falls on a Friday.

Terms of the Conversion Feature.  Class C shares that automatically convert to Class A shares of the Fund will convert on the basis of the relative net asset values of the two classes.  Shareholders will not pay a sales charge, including a CDSC, upon the conversion of their Class C shares to Class A shares pursuant to the Conversion Feature. The automatic conversion of the Fund’s Class C shares into Class A shares after the 10-year holding period is not expected to be a taxable event for federal income tax purposes. Shareholders should consult with their tax advisor regarding the state and local tax consequences of such conversions.

If you previously owned Class C1 shares of the Fund, the time you held such shares will count towards the 10-year period for automatic conversion to Class A shares. Class C (or Class C1) shares of the Fund acquired through automatic reinvestment of dividends or distributions will convert to Class A shares of the Fund on the conversion date pro rata with the converting Class C shares of the Fund that were not acquired through reinvestment of dividends or distributions.

Class C shares held through a financial intermediary in an omnibus account will be automatically converted into Class A shares only if the intermediary can document that the shareholder has met the required holding period. In certain circumstances, when shares are invested through retirement plans, omnibus accounts, and in certain other instances, the Fund and its agents may not have transparency into how long a shareholder has held Class C (or Class C1) shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares and the financial intermediary may not have the ability to track purchases to credit individual shareholders’ holding periods.  This primarily occurs when shares are invested through certain record keepers for group retirement plans, where the intermediary cannot track share aging at the participant level.  In these circumstances, the Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the shareholder or their financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the shareholder or their financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C (and, if applicable, Class C1) shares. In these circumstances, it is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period. Please consult with your financial intermediary about your shares’ eligibility for this conversion feature.

Also effective October 5, 2018, new accounts or plans may not be eligible to purchase Class C shares of the Fund if it is determined that the intermediary cannot track shareholder holding periods to determine whether a shareholder’s Class C shares are eligible for conversion to Class A shares.  Accounts or plans (and their successor, related and affiliated plans) that have Class C (or Class C1) shares of the Fund available to participants on or before October 5, 2018, may continue to open accounts for new participants in that share class and purchase additional shares in existing participant accounts.  The Fund has no responsibility for overseeing, monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for conversion.

A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the conversion of Class C shares into Class A shares. In these cases, Class C shareholders may convert to Class A shares under the policies of the financial intermediary and the conversion may be structured as an exchange of Class C shares for Class A shares of the Fund. Financial intermediaries will be responsible for making such exchanges in those circumstances. Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

10

XXXI.  Under the “Your Account – Choosing a Share Class – Reinstatement Privilege” section of the prospectus, all references to “Class M” are removed, all references to “Class A” are replaced with “Class A/A1” and the following replaces the first sentence in that section:

If you sell any class of shares of a Franklin Templeton Investments fund, you may reinvest all or a portion of the proceeds from that sale within 90 days within the same share class (or share class equivalent if the share class you redeemed from is closed to new investors) without an initial sales charge.

XXXII. The section “Your Account – Choosing a Share Class –Qualified Investors – Class M” of the prospectus is removed in its entirety.

XXXIII. Under the section “Your Account – Choosing a Share Class – Waivers for Exchanges between Classes of the Same Fund” of the prospectus, all references to “Class M” are removed.

XXXIV. The heading “Minimum Investments – Class A, M & C” under the “Your Account – Buying Shares” heading is replaced with “Minimum Investments – Class A, A1 & C.”

XXXV. The sub-heading “Class A, M & C” under the section “Your Account – Exchanging Shares – Exchange Privilege” is replaced with “Class A, A1 & C.”

XXXVI. The following is added to the “Your Account – Exchanging Shares – Exchange Privilege” section:

Exchange Effects on Class C Conversion Feature.  Effective October 5, 2018, if you exchange your Class C shares for the same class of shares of another Franklin Templeton fund, the time your shares are held in the initial Fund will count towards the 10-year period for automatic conversion to Class A shares.

XXXVII. The heading and first paragraph under the section “Your Account – Account Policies – Calculating Share Price – Class A, M & C” of the prospectus are replaced with the following:

Class A, A1 & C

When you buy shares, you pay the "offering price" for the shares. The "offering price" is determined by dividing the NAV per share by an amount equal to 1 minus the sales charge applicable to the purchase (expressed in decimals), calculated to two decimal places using standard rounding criteria. The number of Fund shares you will be issued will equal the amount invested divided by the applicable offering price for those shares, calculated to three decimal places using standard rounding criteria. For example, if the NAV per share is $10.25 and the applicable sales charge for the purchase is 5.50%, the offering price would be calculated as follows: 10.25 divided by 1.00 minus 0.055 [10.25/0.945] equals 10.582011, which, when rounded to two decimal points, equals 10.58. The offering price per share would be $10.58.

XXXVIII. The sub-heading “Class A, M & C” under the section “Your Account – Account Policies – Dealer Compensation” is replaced with “Class A, A1 & C.”

XXXIX. The following replaces the charts under the “Your Account – Account Policies – Dealer Compensation – Class A, A1 & C” section of the prospectus:

All Funds (Except Federal Intermediate-Term and Federal Limited-Term Funds)
	Class A	Class A1	Class C
Commission (%)	—	—	1.00[1]
Under $100,000	4.00%	4.00%	—
$100,000 but under $250,000	3.00%	3.00%	—
$250,000 but under $500,000	2.25%	2.25%	—
$500,000 or more	Up to 1.00%	Up to 1.00%	—
12b-1 fee to dealer	0.25[2]	0.10[2]	0.65[3]

Federal Intermediate-Term Fund)
	Class A	Class A1	Class C
Commission (%)	—	—	1.00[1]
Under $100,000	2.00%	2.00%	—
$100,000 but under $250,000	1.75%	1.75%	—
$250,000 but under $500,000	1.25%	1.25%	—
$500,000 or more	Up to 1.00%	Up to 1.00%	—
12b-1 fee to dealer	0.25[2]	0.10[2]	0.65[3]

Federal Limited-Term Fund
	Class A	Class A1
Commission (%)	—	—
Under $100,000	2.00%	2.00%
$100,000 but under $250,000	1.75%	1.75%
$250,000 but under $500,000	1.25%	1.25%
$500,000 or more	Up to 1.00%	Up to 1.00%
12b-1 fee to dealer	0.25[2]	0.15[2]

11

1. Commission includes advance of the first year's 0.15% 12b-1 service fee. Distributors may pay a prepaid commission.

2. For purchases at NAV where Distributors paid a prepaid commission, dealers may start to receive the 12b-1 fee in the 13th month after purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase.

3. Dealers may be eligible to receive up to 0.15% at the time of purchase and may be eligible to receive 0.65% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset the commission and the prepaid service fee paid at the time of purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase.  After approximately 10 years, Class C shares convert to Class A shares and dealers may then be eligible to receive the 12b-1 fee applicable to Class A.

Please keep this supplement with your prospectus for future reference.

12

TF2 P1 09/18

[Franklin Templeton Logo]

SUPPLEMENT DATED SEPTEMBER 10, 2018

TO THE PROSPECTUS DATED JULY 1, 2018

OF

Franklin Alabama Tax-Free Income Fund

Franklin Florida Tax-Free Income Fund

Franklin Georgia Tax-Free Income Fund

Franklin Kentucky Tax-Free Income Fund

Franklin Louisiana Tax-Free Income Fund

Franklin Maryland Tax-Free Income Fund

Franklin Missouri Tax-Free Income Fund

Franklin North Carolina Tax-Free Income Fund

Franklin Virginia Tax-Free Income Fund

(Franklin Tax-Free Trust)

The prospectus is amended as follows:

I. On September 10, 2018, all outstanding Class A shares were renamed Class A1 shares.  Class A1 shares are no longer available to new investors.  In addition, on September 10, 2018, the Franklin Alabama Tax-Free Income Fund, Franklin Florida Tax-Free Income Fund, Franklin Georgia Tax-Free Income Fund, Franklin Kentucky Tax-Free Income Fund, Franklin Louisiana Tax-Free Income Fund, Franklin Maryland Tax-Free Income Fund, Franklin Missouri Tax-Free Income Fund, Franklin North Carolina Tax-Free Income Fund and Franklin Virginia Tax-Free Income Fund (each a “Fund”) began offering new Class A shares.  Therefore, on or about September 10, 2018, each Fund, except for Franklin Kentucky Tax-Free Income Fund, has five classes of shares: Class A, Class A1, Class C, Class R6 and Advisor Class.  The Franklin Kentucky Tax-Free Income Fund has four classes of shares: Class A, Class A1, Class R6 and Advisor Class.

II. The Fund’s classes on the cover of the prospectus are replaced with the following:

	Class A	Class A1	Class C	Class R6	Advisor Class
Franklin Alabama Tax-Free Income Fund	FALQX	FRALX	FALEX	FALRX	FALZX
Franklin Florida Tax-Free Income Fund	FQFLX	FRFLX	FRFIX	FRFQX	FFTZX
Franklin Georgia Tax-Free Income Fund	FGAQX	FTGAX	FGAIX	FGFQX	FGFZX
Franklin Kentucky Tax-Free Income Fund	FRKQX	FRKYX	—	FKTRX	FKTZX
Franklin Louisiana Tax-Free Income Fund	FQLAX	FKLAX	FLAIX	FLAQX	FLTZX
Franklin Maryland Tax-Free Income Fund	FQMDX	FMDTX	FMDIX	FMDQX	FMDZX
Franklin Missouri Tax-Free Income Fund	FMQOX	FRMOX	FMOIX	FMOQX	FRMZX
Franklin North Carolina Tax-Free Income Fund	FQNCX	FXNCX	FNCIX	FNCQX	FNCZX
Franklin Virginia Tax-Free Income Fund	FVAQX	FRVAX	FVAIX	FRVRX	FRVZX

III. The following replaces the “Shareholder Fees,” “Annual Fund Operating Expenses” and “Example” tables in the “Fund Summaries – Franklin Alabama Tax-Free Income Fund – Fees and Expenses of the Fund” section of the prospectus:

Shareholder Fees

(fees paid directly from your investment)

	Class A1	Class A1	Class C2	Class R6[3]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[4]	None[4]	1.00%	None	None

1. The Fund began offering Class A shares on September 10, 2018.

2. Effective October 5, 2018, Class C shares that have been held for 10 years or more will convert automatically into Class A shares later in the month of October 2018 and will be subject to Class A shares’ lower Rule 12b-1 fees. Thereafter, Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date.  Such conversions will be on the basis of the relative net asset values of the two classes, will not be subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes.  Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods.  (See “Your Account – Choosing a Shares Class – Sales Charges - Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” for more information.)

3. The Fund began offering Class R6 shares on August 1, 2017.

4. There is a 0.75% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

On September 10, 2018, all outstanding Class A shares were renamed Class A1 shares.  As of September 7, 2018, Class A1 shares are no longer available to new investors. If you are a Class A1 shareholder, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A1	Class A1	Class C	Class R6	Advisor Class
Management fees	0.54%	0.54%	0.54%	0.54%	0.54%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses[2]	0.10%	0.10%	0.10%	0.11%	0.10%
Total annual Fund operating expenses[2]	0.89%	0.74%	1.29%	0.65%	0.64%
Fee waiver and/or expense reimbursement[3]	None	None	None	-0.03%	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2,3]	0.89%	0.74%	1.29%	0.62%	0.64%

1. The Fund began offering Class A shares on September 10, 2018. Other expenses for Class A are based on estimated amounts for the current fiscal year.

2. Other expenses of the Fund have been restated to exclude non-recurring prior period expenses and, for Class R6, to reflect current fiscal year expenses. If the prior period's non-recurring expenses were included in the table above, the amounts stated would have been greater. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

3. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% for the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$ 512	$ 697	$ 897	$ 1,474
Class A1	$ 497	$ 651	$ 819	$ 1,304
Class C	$ 231	$ 409	$ 708	$ 1,556
Class R6	$ 63	$ 205	$ 359	$ 808
Advisor Class	$ 65	$ 205	$ 357	$ 798
If you do not sell your shares:
Class C	$ 131	$ 409	$ 708	$ 1,556

IV. In the “Fund Summaries – Franklin Alabama Tax-Free Income Fund – Performance” section of the prospectus, the following is added to the “Average Annual Total Returns” table:

	1 Year	5 Years	10 Years
Franklin Alabama Tax-Free Income Fund - Class A1 (formerly Class A)	-1.38%	1.35%	3.28%

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has not been adjusted to reflect differences in Rule 12b-1 fees between classes.  If Class A shares’ performance was recalculated to reflect Class A shares’ Rule 12b-1 fees, the performance shown would be lower.

V.  The second paragraph after the “Average Annual Total Returns” table in the “Fund Summaries – Franklin Alabama Tax-Free Income Fund – Performance” section of the prospectus is replaced with the following:

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A1 shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

VI. The following replaces the “Shareholder Fees,” “Annual Fund Operating Expenses” and “Example” tables in the “Fund Summaries – Franklin Florida Tax-Free Income Fund – Fees and Expenses of the Fund” section of the prospectus:

Shareholder Fees

(fees paid directly from your investment)

	Class A1	Class A1	Class C2	Class R6[3]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[4]	None[4]	1.00%	None	None

1. The Fund began offering Class A shares on September 10, 2018.

2. Effective October 5, 2018, Class C shares that have been held for 10 years or more will convert automatically into Class A shares later in the month of October 2018 and will be subject to Class A shares’ lower Rule 12b-1 fees. Thereafter, Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date.  Such conversions will be on the basis of the relative net asset values of the two classes, will not be subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes.  Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods.  (See “Your Account – Choosing a Shares Class – Sales Charges - Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” for more information.)

3. The Fund began offering Class R6 shares on August 1, 2017.

4. There is a 0.75% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

On September 10, 2018, all outstanding Class A shares were renamed Class A1 shares.  As of September 7, 2018, Class A1 shares are no longer available to new investors. If you are a Class A1 shareholder, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A1	Class A1	Class C	Class R6	Advisor Class
Management fees	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses[2]	0.09%	0.09%	0.09%	0.09%	0.09%
Total annual Fund operating expenses[2]	0.82%	0.67%	1.22%	0.57%	0.57%
Fee waiver and/or expense reimbursement[3]	None	None	None	-0.02%	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2,3]	0.82%	0.67%	1.22%	0.55%	0.57%

1. The Fund began offering Class A shares on September 10, 2018. Other expenses for Class A are based on estimated amounts for the current fiscal year.

2. Other expenses of the Fund have been restated to exclude non-recurring prior period expenses and, for Class R6, to reflect current fiscal year expenses. If the prior period's non-recurring expenses were included in the table above, the amounts stated would have been greater. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

3. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% for the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$ 505	$ 676	$ 861	$ 1,395
Class A1	$ 491	$ 630	$ 782	$ 1,224
Class C	$ 224	$ 387	$ 670	$ 1,477
Class R6	$ 56	$ 181	$ 316	$ 712
Advisor Class	$ 58	$ 183	$ 318	$ 714
If you do not sell your shares:
Class C	$ 124	$ 387	$ 670	$ 1,477

VII. In the “Fund Summaries – Franklin Florida Tax-Free Income Fund – Performance” section of the prospectus, the following is added to the “Average Annual Total Returns” table:

	1 Year	5 Years	10 Years
Franklin Florida Tax-Free Income Fund - Class A1 (formerly Class A)	-2.59%	0.83%	2.99%

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has not been adjusted to reflect differences in Rule 12b-1 fees between classes.  If Class A shares’ performance was recalculated to reflect Class A shares’ Rule 12b-1 fees, the performance shown would be lower.

VIII.  The second paragraph after the “Average Annual Total Returns” table in the “Fund Summaries – Franklin Florida Tax-Free Income Fund – Performance” section of the prospectus is replaced with the following:

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A1 shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

IX. The following replaces the “Shareholder Fees,” “Annual Fund Operating Expenses” and “Example” tables in the “Fund Summaries – Franklin Georgia Tax-Free Income Fund – Fees and Expenses of the Fund” section of the prospectus:

Shareholder Fees

(fees paid directly from your investment)

	Class A1	Class A1	Class C2	Class R6[3]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[4]	None[4]	1.00%	None	None

1. The Fund began offering Class A shares on September 10, 2018.

2. Effective October 5, 2018, Class C shares that have been held for 10 years or more will convert automatically into Class A shares later in the month of October 2018 and will be subject to Class A shares’ lower Rule 12b-1 fees. Thereafter, Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date.  Such conversions will be on the basis of the relative net asset values of the two classes, will not be subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes.  Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods.  (See “Your Account – Choosing a Shares Class – Sales Charges - Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” for more information.)

3. The Fund began offering Class R6 shares on August 1, 2017.

4. There is a 0.75% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

On September 10, 2018, all outstanding Class A shares were renamed Class A1 shares.  As of September 7, 2018, Class A1 shares are no longer available to new investors. If you are a Class A1 shareholder, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A1	Class A1	Class C	Class R6	Advisor Class
Management fees	0.49%	0.49%	0.49%	0.49%	0.49%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses[2]	0.10%	0.10%	0.10%	2.90%	0.10%
Total annual Fund operating expenses[2]	0.84%	0.69%	1.24%	3.39%	0.59%
Fee waiver and/or expense reimbursement[3]	None	None	None	-2.83%	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2,3]	0.84%	0.69%	1.24%	0.56%	0.59%

1. The Fund began offering Class A shares on September 10, 2018. Other expenses for Class A are based on estimated amounts for the current fiscal year.

2. Other expenses of the Fund have been restated to exclude non-recurring prior period expenses and, for Class R6, to reflect current fiscal year expenses. If the prior period's non-recurring expenses were included in the table above, the amounts stated would have been greater. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

3. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% for the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$ 507	$ 682	$ 871	$ 1,418
Class A1	$ 492	$ 636	$ 793	$ 1,247
Class C	$ 226	$ 393	$ 681	$ 1,500
Class R6	$ 57	$ 777	$ 1,520	$ 3,484
Advisor Class	$ 60	$ 189	$ 329	$ 738
If you do not sell your shares:
Class C	$ 126	$ 393	$ 681	$ 1,500

X. In the “Fund Summaries – Franklin Georgia Tax-Free Income Fund – Performance” section of the prospectus, the following is added to the “Average Annual Total Returns” table:

	1 Year	5 Years	10 Years
Franklin Georgia Tax-Free Income Fund - Class A1 (formerly Class A)	-1.87%	1.23%	3.39%

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has not been adjusted to reflect differences in Rule 12b-1 fees between classes.  If Class A shares’ performance was recalculated to reflect Class A shares’ Rule 12b-1 fees, the performance shown would be lower.

XI.  The second paragraph after the “Average Annual Total Returns” table in the “Fund Summaries – Franklin Georgia Tax-Free Income Fund – Performance” section of the prospectus is replaced with the following:

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A1 shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

XII. The following replaces the “Shareholder Fees,” “Annual Fund Operating Expenses” and “Example” tables in the “Fund Summaries – Franklin Kentucky Tax-Free Income Fund – Fees and Expenses of the Fund” section of the prospectus:

Shareholder Fees

(fees paid directly from your investment)

	Class A1	Class A1	Class R6[2]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	4.25%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[3]	None[3]	None	None

1. The Fund began offering Class A shares on September 10, 2018.

2. The Fund began offering Class R6 shares on August 1, 2017.

3. There is a 0.75% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

On September 10, 2018, all outstanding Class A shares were renamed Class A1 shares.  As of September 7, 2018, Class A1 shares are no longer available to new investors. If you are a Class A1 shareholder, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A1	Class A1	Class R6	Advisor Class
Management fees	0.57%	0.57%	0.57%	0.57%
Distribution and service (12b-1) fees	0.25%	0.10%	None	None
Other expenses[2]	0.11%	0.11%	0.12%	0.11%
Total annual Fund operating expenses[2]	0.93%	0.78%	0.69%	0.68%
Fee waiver and/or expense reimbursement[3]	None	None	-0.03%	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2,3]	0.93%	0.78%	0.66%	0.68%

1. The Fund began offering Class A shares on September 10, 2018. Other expenses for Class A are based on estimated amounts for the current fiscal year.

2. Other expenses of the Fund have been restated to exclude non-recurring prior period expenses and, for Class R6, to reflect current fiscal year expenses. If the prior period's non-recurring expenses were included in the table above, the amounts stated would have been greater. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

3. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% for the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$ 516	$ 709	$ 918	$ 1,519
Class A1	$ 501	$ 664	$ 840	$ 1,350
Class R6	$ 67	$ 218	$ 381	$ 856
Advisor Class	$ 69	$ 218	$ 379	$ 847

XIII. In the “Fund Summaries – Franklin Kentucky Tax-Free Income Fund – Performance” section of the prospectus, the following is added to the “Average Annual Total Returns” table:

	1 Year	5 Years	10 Years
Franklin Kentucky Intermediate-Term Tax-Free Income Fund - Class A1 (formerly Class A)	-1.38%	1.15%	3.27%

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has not been adjusted to reflect differences in Rule 12b-1 fees between classes.  If Class A shares’ performance was recalculated to reflect Class A shares’ Rule 12b-1 fees, the performance shown would be lower.

XIV.  The second paragraph after the “Average Annual Total Returns” table in the “Fund Summaries – Franklin Kentucky Tax-Free Income Fund – Performance” section of the prospectus is replaced with the following:

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A1 shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

XV. The following replaces the “Shareholder Fees,” “Annual Fund Operating Expenses” and “Example” tables in the “Fund Summaries – Franklin Louisiana Tax-Free Income Fund – Fees and Expenses of the Fund” section of the prospectus:

Shareholder Fees

(fees paid directly from your investment)

	Class A1	Class A1	Class C2	Class R6[3]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[4]	None[4]	1.00%	None	None

1. The Fund began offering Class A shares on September 10, 2018.

2. Effective October 5, 2018, Class C shares that have been held for 10 years or more will convert automatically into Class A shares later in the month of October 2018 and will be subject to Class A shares’ lower Rule 12b-1 fees. Thereafter, Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date.  Such conversions will be on the basis of the relative net asset values of the two classes, will not be subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes.  Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods.  (See “Your Account – Choosing a Shares Class – Sales Charges - Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” for more information.)

3. The Fund began offering Class R6 shares on August 1, 2017.

4. There is a 0.75% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

On September 10, 2018, all outstanding Class A shares were renamed Class A1 shares.  As of September 7, 2018, Class A1 shares are no longer available to new investors. If you are a Class A1 shareholder, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A1	Class A1	Class C	Class R6	Advisor Class
Management fees	0.51%	0.51%	0.51%	0.51%	0.51%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses[2]	0.09%	0.09%	0.09%	0.09%	0.09%
Total annual Fund operating expenses[2]	0.85%	0.70%	1.25%	0.60%	0.60%
Fee waiver and/or expense reimbursement[3]	None	None	None	-0.02%	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2,3]	0.85%	0.70%	1.25%	0.58%	0.60%

1. The Fund began offering Class A shares on September 10, 2018. Other expenses for Class A are based on estimated amounts for the current fiscal year.

2. Other expenses for Class R6 shares have been restated to reflect current fiscal year expenses. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

3. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% for the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$ 508	$ 685	$ 876	$ 1,429
Class A1	$ 493	$ 639	$ 798	$ 1,259
Class C	$ 227	$ 397	$ 686	$ 1,511
Class R6	$ 59	$ 190	$ 333	$ 748
Advisor Class	$ 61	$ 192	$ 335	$ 750
If you do not sell your shares:
Class C	$ 127	$ 397	$ 686	$ 1,511

XVI. In the “Fund Summaries – Franklin Louisiana Tax-Free Income Fund – Performance” section of the prospectus, the following is added to the “Average Annual Total Returns” table:

	1 Year	5 Years	10 Years
Franklin Louisiana Tax-Free Income Fund - Class A1 (formerly Class A)	-1.06%	1.19%	3.27%

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has not been adjusted to reflect differences in Rule 12b-1 fees between classes.  If Class A shares’ performance was recalculated to reflect Class A shares’ Rule 12b-1 fees, the performance shown would be lower.

XVII.  The second paragraph after the “Average Annual Total Returns” table in the “Fund Summaries – Franklin Louisiana Tax-Free Income Fund – Performance” section of the prospectus is replaced with the following:

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A1 shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

XVIII. The following replaces the “Shareholder Fees,” “Annual Fund Operating Expenses” and “Example” tables in the “Fund Summaries – Franklin Maryland Tax-Free Income Fund – Fees and Expenses of the Fund” section of the prospectus:

Shareholder Fees

(fees paid directly from your investment)

	Class A1	Class A1	Class C2	Class R6[3]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[4]	None[4]	1.00%	None	None

1. The Fund began offering Class A shares on September 10, 2018.

2. Effective October 5, 2018, Class C shares that have been held for 10 years or more will convert automatically into Class A shares later in the month of October 2018 and will be subject to Class A shares’ lower Rule 12b-1 fees. Thereafter, Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date.  Such conversions will be on the basis of the relative net asset values of the two classes, will not be subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes.  Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods.  (See “Your Account – Choosing a Shares Class – Sales Charges - Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” for more information.)

3. The Fund began offering Class R6 shares on August 1, 2017.

4. There is a 0.75% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

On September 10, 2018, all outstanding Class A shares were renamed Class A1 shares.  As of September 7, 2018, Class A1 shares are no longer available to new investors. If you are a Class A1 shareholder, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A1	Class A1	Class C	Class R6	Advisor Class
Management fees	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses[2]	0.09%	0.09%	0.09%	0.10%	0.09%
Total annual Fund operating expenses[2]	0.84%	0.69%	1.24%	0.60%	0.59%
Fee waiver and/or expense reimbursement[3]	None	None	None	-0.03%	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2,3]	0.84%	0.69%	1.24%	0.57%	0.59%

1. The Fund began offering Class A shares on September 10, 2018. Other expenses for Class A are based on estimated amounts for the current fiscal year.

2. Other expenses of the Fund have been restated to exclude non-recurring prior period expenses and, for Class R6, to reflect current fiscal year expenses. If the prior period's non-recurring expenses were included in the table above, the amounts stated would have been greater. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

3. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% for the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$ 507	$ 682	$ 871	$ 1,418
Class A1	$ 492	$ 636	$ 793	$ 1,247
Class C	$ 226	$ 393	$ 681	$ 1,500
Class R6	$ 58	$ 189	$ 332	$ 747
Advisor Class	$ 60	$ 189	$ 329	$ 738
If you do not sell your shares:
Class C	$ 126	$ 393	$ 681	$ 1,500

XIX. In the “Fund Summaries – Franklin Maryland Tax-Free Income Fund – Performance” section of the prospectus, the following is added to the “Average Annual Total Returns” table:

	1 Year	5 Years	10 Years
Franklin Maryland Tax-Free Income Fund - Class A1 (formerly Class A)	-1.51%	0.91%	3.02%

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has not been adjusted to reflect differences in Rule 12b-1 fees between classes.  If Class A shares’ performance was recalculated to reflect Class A shares’ Rule 12b-1 fees, the performance shown would be lower.

XX.  The second paragraph after the “Average Annual Total Returns” table in the “Fund Summaries – Franklin Maryland Tax-Free Income Fund – Performance” section of the prospectus is replaced with the following:

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A1 shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

XXI. The following replaces the “Shareholder Fees,” “Annual Fund Operating Expenses” and “Example” tables in the “Fund Summaries – Franklin Missouri Tax-Free Income Fund – Fees and Expenses of the Fund” section of the prospectus:

Shareholder Fees

(fees paid directly from your investment)

	Class A1	Class A1	Class C2	Class R6[3]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[4]	None[4]	1.00%	None	None

1. The Fund began offering Class A shares on September 10, 2018.

2. Effective October 5, 2018, Class C shares that have been held for 10 years or more will convert automatically into Class A shares later in the month of October 2018 and will be subject to Class A shares’ lower Rule 12b-1 fees. Thereafter, Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date.  Such conversions will be on the basis of the relative net asset values of the two classes, will not be subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes.  Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods.  (See “Your Account – Choosing a Shares Class – Sales Charges - Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” for more information.)

3. The Fund began offering Class R6 shares on August 1, 2017.

4. There is a 0.75% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

On September 10, 2018, all outstanding Class A shares were renamed Class A1 shares.  As of September 7, 2018, Class A1 shares are no longer available to new investors. If you are a Class A1 shareholder, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A1	Class A1	Class C	Class R6	Advisor Class
Management fees	0.47%	0.47%	0.47%	0.47%	0.47%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses[2]	0.09%	0.09%	0.09%	0.08%	0.09%
Total annual Fund operating expenses[2]	0.81%	0.66%	1.21%	0.55%	0.56%
Fee waiver and/or expense reimbursement[3]	None	None	None	-0.01%	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2,3]	0.81%	0.66%	1.21%	0.54%	0.56%

1. The Fund began offering Class A shares on September 10, 2018. Other expenses for Class A are based on estimated amounts for the current fiscal year.

2. Other expenses for Class R6 shares have been restated to reflect current fiscal year expenses. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

3. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% for the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$ 504	$ 673	$ 856	$ 1,384
Class A1	$ 490	$ 627	$ 777	$ 1,213
Class C	$ 223	$ 384	$ 665	$ 1,466
Class R6	$ 55	$ 175	$ 306	$ 688
Advisor Class	$ 57	$ 179	$ 313	$ 701
If you do not sell your shares:
Class C	$ 123	$ 384	$ 665	$ 1,466

XXII. In the “Fund Summaries – Franklin Missouri Tax-Free Income Fund – Performance” section of the prospectus, the following is added to the “Average Annual Total Returns” table:

	1 Year	5 Years	10 Years
Franklin Missouri Tax-Free Income Fund - Class A1 (formerly Class A)	-2.19%	0.83%	3.08%

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has not been adjusted to reflect differences in Rule 12b-1 fees between classes.  If Class A shares’ performance was recalculated to reflect Class A shares’ Rule 12b-1 fees, the performance shown would be lower.

XXIII.  The second paragraph after the “Average Annual Total Returns” table in the “Fund Summaries – Franklin Missouri Tax-Free Income Fund – Performance” section of the prospectus is replaced with the following:

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A1 shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

XXIV. The following replaces the “Shareholder Fees,” “Annual Fund Operating Expenses” and “Example” tables in the “Fund Summaries – Franklin North Carolina Tax-Free Income Fund – Fees and Expenses of the Fund” section of the prospectus:

Shareholder Fees

(fees paid directly from your investment)

	Class A1	Class A1	Class C2	Class R6[3]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[4]	None[4]	1.00%	None	None

1. The Fund began offering Class A shares on September 10, 2018.

2. Effective October 5, 2018, Class C shares that have been held for 10 years or more will convert automatically into Class A shares later in the month of October 2018 and will be subject to Class A shares’ lower Rule 12b-1 fees. Thereafter, Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date.  Such conversions will be on the basis of the relative net asset values of the two classes, will not be subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes.  Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods.  (See “Your Account – Choosing a Shares Class – Sales Charges - Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” for more information.)

3. The Fund began offering Class R6 shares on August 1, 2017.

4. There is a 0.75% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

On September 10, 2018, all outstanding Class A shares were renamed Class A1 shares.  As of September 7, 2018, Class A1 shares are no longer available to new investors. If you are a Class A1 shareholder, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A1	Class A1	Class C	Class R6	Advisor Class
Management fees	0.47%	0.47%	0.47%	0.47%	0.47%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses[2]	0.09%	0.09%	0.09%	0.09%	0.09%
Total annual Fund operating expenses[2]	0.81%	0.66%	1.21%	0.56%	0.56%
Fee waiver and/or expense reimbursement[3]	None	None	None	-0.02%	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2,3]	0.81%	0.66%	1.21%	0.54%	0.56%

1. The Fund began offering Class A shares on September 10, 2018. Other expenses for Class A are based on estimated amounts for the current fiscal year.

2. Other expenses for Class R6 shares have been restated to reflect current fiscal year expenses. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

3. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% for the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$ 504	$ 673	$ 856	$ 1,384
Class A1	$ 490	$ 627	$ 777	$ 1,213
Class C	$ 223	$ 384	$ 665	$ 1,466
Class R6	$ 55	$ 177	$ 311	$ 700
Advisor Class	$ 57	$ 179	$ 313	$ 701
If you do not sell your shares:
Class C	$ 123	$ 384	$ 665	$ 1,466

XXV. In the “Fund Summaries – Franklin North Carolina Tax-Free Income Fund – Performance” section of the prospectus, the following is added to the “Average Annual Total Returns” table:

	1 Year	5 Year	10 Years
Franklin North Carolina Tax-Free Income Fund - Class A1 (formerly Class A)	-2.78%	0.25%	2.87%

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has not been adjusted to reflect differences in Rule 12b-1 fees between classes.  If Class A shares’ performance was recalculated to reflect Class A shares’ Rule 12b-1 fees, the performance shown would be lower.

XXVI.  The second paragraph after the “Average Annual Total Returns” table in the “Fund Summaries – Franklin North Carolina Tax-Free Income Fund – Performance” section of the prospectus is replaced with the following:

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A1 shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

XXVII. The following replaces the “Shareholder Fees,” “Annual Fund Operating Expenses” and “Example” tables in the “Fund Summaries – Franklin Virginia Tax-Free Income Fund – Fees and Expenses of the Fund” section of the prospectus:

Shareholder Fees

(fees paid directly from your investment)

	Class A1	Class A1	Class C2	Class R6[3]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[4]	None[4]	1.00%	None	None

1. The Fund began offering Class A shares on September 10, 2018.

2. Effective October 5, 2018, Class C shares that have been held for 10 years or more will convert automatically into Class A shares later in the month of October 2018 and will be subject to Class A shares’ lower Rule 12b-1 fees. Thereafter, Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date.  Such conversions will be on the basis of the relative net asset values of the two classes, will not be subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes.  Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods.  (See “Your Account – Choosing a Shares Class – Sales Charges - Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” for more information.)

3. The Fund began offering Class R6 shares on August 1, 2017.

4. There is a 0.75% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

On September 10, 2018, all outstanding Class A shares were renamed Class A1 shares.  As of September 7, 2018, Class A1 shares are no longer available to new investors. If you are a Class A1 shareholder, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A1	Class A1	Class C	Class R6	Advisor Class
Management fees	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses[2]	0.09%	0.09%	0.09%	0.09%	0.09%
Total annual Fund operating expenses[2]	0.82%	0.67%	1.22%	0.57%	0.57%
Fee waiver and/or expense reimbursement[3]	None	None	None	-0.02%	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2,3]	0.82%	0.67%	1.22%	0.55%	0.57%

1. The Fund began offering Class A shares on September 10, 2018. Other expenses for Class A are based on estimated amounts for the current fiscal year.

2. Other expenses of the Fund have been restated to exclude non-recurring prior period expenses and, for Class R6, to reflect current fiscal year expenses. If the prior period's non-recurring expenses were included in the table above, the amounts stated would have been greater. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

3. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% for the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$ 505	$ 676	$ 861	$ 1,395
Class A1	$ 491	$ 630	$ 782	$ 1,224
Class C	$ 224	$ 387	$ 670	$ 1,477
Class R6	$ 56	$ 181	$ 316	$ 712
Advisor Class	$ 58	$ 183	$ 318	$ 714
If you do not sell your shares:
Class C	$ 124	$ 387	$ 670	$ 1,477

XXVIII. In the “Fund Summaries – Franklin Virginia Tax-Free Income Fund – Performance” section of the prospectus, the following is added to the “Average Annual Total Returns” table:

	1 Year	5 Year	10 Years
Franklin Virginia Tax-Free Income Fund - Class A1 (formerly Class A)	-2.79%	0.70%	2.96%

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has not been adjusted to reflect differences in Rule 12b-1 fees between classes.  If Class A shares’ performance was recalculated to reflect Class A shares’ Rule 12b-1 fees, the performance shown would be lower.

XXIX.  The second paragraph after the “Average Annual Total Returns” table in the “Fund Summaries – Franklin Virginia Tax-Free Income Fund – Performance” section of the prospectus is replaced with the following:

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A1 shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

XXX. The chart under the “Your Account – Choosing a Share Class” section of the prospectus is replaced with the following:

Class A	Class C	Class R6	Advisor Class
Initial sales charge of 4.25% or less	No initial sales charge	See "Qualified Investors - Class R6" below	See "Qualified Investors - Advisor Class" below
Deferred sales charge of 0.75% on purchases of $500,000 or more sold within 18 months	Deferred sales charge of 1% on shares you sell within 12 months
Lower annual expenses than Class C due to lower distribution fees	Higher annual expenses than Class A due to higher distribution fees. Automatic conversion to Class A shares after approximately ten years, reducing future annual expenses.

The Fund began offering Class R6 shares on August 1, 2017 and Class A shares on September 10, 2018.

Class A1 shares are closed to new investors effective at the close of market on September 7, 2018.  Existing investors who had an open and funded account as of that date will be able to continue to invest in Class A1 shares of the Fund through reinvestment of dividends, exchanges and additional purchases after such date. Employer sponsored retirement plans, benefit plans, or discretionary allocation programs that have Class A1 shares of a Fund available to participants or clients on or before September 7, 2018, may continue to open accounts for new participants in such share class and purchase additional shares in existing participant accounts.

XXXI. The heading “Class A & C” under the first table of the “Your Account – Choosing a Share Class” section is replaced with “Class A, A1 & C.”

XXXII. The “Sales Charges – Class A” heading and charts under the “Your Account – Choosing a Share Class” section of the prospectus are replaced with the following:

Sales Charges – Class A & A1

when you invest this amount	the sales charge makes up this % of the offering price	which equals this % of your net investment
Under $100,000	4.25%	4.44%
$100,000 but under $250,000	3.25%	3.36%
$250,000 but under $500,000	2.25%	2.30%
$500,000 or more	0.00%	0.00%

1. The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

XXXIII. Under the “Your Account – Choosing a Share Class – Sales Charges – Class A & A1 – Sales Charge Reductions” section of the prospectus, all references to “Class A” are replaced with “Class A/A1.”

XXXIV. The “Your Account – Choosing a Share Class – Sales Charges – Class A & A1 – Sales Charge Waivers for Class A Shares “ is replaced with the following:

Sales Charge Waivers

Class A and Class A1 shares may be purchased without an initial sales charge or contingent deferred sales charge (CDSC) by certain investors. If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at (800) 632-2301.

XXXV.  Under the “Your Account – Choosing a Shares Class – Sales Charges - Class A & A1 – Sales Charge Waivers – Waivers for certain investors” section of the prospectus, all references to “Class A” are replaced with “Class A/A1” and the following is added to the bullet point list:

•  Class C shareholders whose shares are converted to Class A shares after 10 years under the Class C shares’ conversion feature.

XXXVI. The following replaces the “Your Account – Choosing a Shares Class – Sales Charges – Class A & A1 – Investments of $1 Million or More” section:

Investments of $500,000 or More

If you invest $500,000 or more, either as a lump sum or through our cumulative quantity discount or letter of intent programs, you can buy Class A & A1 shares without an initial sales charge.  However, there is a 0.75% CDSC on any shares you sell within 18 months of purchase.  This CDSC will change to 1.00% on or after March 10, 2020.  The way we calculate the CDSC is the same for each class (please see “Contingent Deferred Sales Charge (CDSC) - Class A, A1 & C”).

XXXVII. The following replaces the “Your Account – Choosing a Share Class – Sales Charges – Class A – Distribution and Service (12b-1) Fees” section:

Distribution and Service (12b-1) Fees

Class A and Class A1 have a distribution plan, sometimes known as a Rule 12b‑1 plan that allows the Fund to pay distribution fees of up to 0.25% and 0.10% per year to those who sell and distribute Class A and Class A1 shares, respectively, and provide other services to shareholders. Because these fees are paid out of Class A’s and Class A1’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

We calculate the amount of these fees over a 12-month period that may differ from the Fund's fiscal year. Therefore, the amount shown from time to time in the Fund's fee table (which is based upon the Fund's fiscal year) may differ from the amount set forth in the Rule 12b-1 plan due to timing differences.

XXXVIII. The following replaces the second sentence under “Your Account – Choosing a Shares Class – Sales Charges –Class C” heading:

We place any investment of $500,000 or more in Class A shares, since Class A's annual expenses are lower.

XXXIX. All references to the “Contingent Deferred Sales Charge (CDSC) - Class A & C” heading are replaced with “Contingent Deferred Sales Charge (CDSC) - Class A, A1 & C.”

XL. The “Notice of Automatic Conversion of Class C Shares to Class A Shares after 10-Year Holding Period” section under the “Your Account” section of the prospectus is removed and the following is added after the “Your Account – Choosing a Shares Class – Sales Charges – Class C – Distribution and Service (12b-1) Fees” section:

Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period

Effective on October 5, 2018, Class C shares’ conversion feature will become effective.  The conversion feature provides that Class C shares that have been held for 10 years or more will automatically convert into Class A shares and will be subject to Class A shares’ lower Rule 12b-1 fees (the “Conversion Feature”). On or about October 19, 2018, Class C shares of the Fund that have been outstanding for 10 years or more will automatically convert to Class A shares of the Fund on the basis of the relative net asset values of the two classes.  Thereafter, Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C (or Class C1) shares’ purchase date.  The monthly conversion date is expected to occur around the middle of every month and generally falls on a Friday.

Terms of the Conversion Feature.  Class C shares that automatically convert to Class A shares of the Fund will convert on the basis of the relative net asset values of the two classes.  Shareholders will not pay a sales charge, including a CDSC, upon the conversion of their Class C shares to Class A shares pursuant to the Conversion Feature. The automatic conversion of the Fund’s Class C shares into Class A shares after the 10-year holding period is not expected to be a taxable event for federal income tax purposes. Shareholders should consult with their tax advisor regarding the state and local tax consequences of such conversions.

If you previously owned Class C1 shares of the Fund, the time you held such shares will count towards the 10-year period for automatic conversion to Class A shares. Class C (or Class C1) shares of the Fund acquired through automatic reinvestment of dividends or distributions will convert to Class A shares of the Fund on the conversion date pro rata with the converting Class C shares of the Fund that were not acquired through reinvestment of dividends or distributions.

Class C shares held through a financial intermediary in an omnibus account will be automatically converted into Class A shares only if the intermediary can document that the shareholder has met the required holding period. In certain circumstances, when shares are invested through retirement plans, omnibus accounts, and in certain other instances, the Fund and its agents may not have transparency into how long a shareholder has held Class C (or Class C1) shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares and the financial intermediary may not have the ability to track purchases to credit individual shareholders’ holding periods.  This primarily occurs when shares are invested through certain record keepers for group retirement plans, where the intermediary cannot track share aging at the participant level.  In these circumstances, the Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the shareholder or their financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the shareholder or their financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C (and, if applicable, Class C1) shares. In these circumstances, it is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period. Please consult with your financial intermediary about your shares’ eligibility for this conversion feature.

Also effective October 5, 2018, new accounts or plans may not be eligible to purchase Class C shares of the Fund if it is determined that the intermediary cannot track shareholder holding periods to determine whether a shareholder’s Class C shares are eligible for conversion to Class A shares.  Accounts or plans (and their successor, related and affiliated plans) that have Class C (or Class C1) shares of the Fund available to participants on or before October 5, 2018, may continue to open accounts for new participants in that share class and purchase additional shares in existing participant accounts.  The Fund has no responsibility for overseeing, monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for conversion.

A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the conversion of Class C shares into Class A shares. In these cases, Class C shareholders may convert to Class A shares under the policies of the financial intermediary and the conversion may be structured as an exchange of Class C shares for Class A shares of the Fund. Financial intermediaries will be responsible for making such exchanges in those circumstances. Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

XLI.  Under the “Your Account – Choosing a Share Class – Reinstatement Privilege” section of the prospectus, all references to “Class A” are replaced with “Class A/A1” and the following replaces the first sentence in that section:

If you sell any class of shares of a Franklin Templeton Investments fund, you may reinvest all or a portion of the proceeds from that sale within 90 days within the same share class (or share class equivalent if the share class you redeemed from is closed to new investors) without an initial sales charge.

XLII. The heading “Minimum Investments – Class A & C” under the “Your Account – Buying Shares” heading is replaced with “Minimum Investments – Class A, A1 & C.”

XLIII. The sub-heading “Class A & C” under the section “Your Account – Exchanging Shares – Exchange Privilege” is replaced with “Class A, A1 & C.”

XLIV. The following is added to the “Your Account – Exchanging Shares – Exchange Privilege” section:

Exchange Effects on Class C Conversion Feature.  Effective October 5, 2018, if you exchange your Class C shares for the same class of shares of another Franklin Templeton fund, the time your shares are held in the initial Fund will count towards the 10-year period for automatic conversion to Class A shares.

XLV. The heading and first paragraph under the section “Your Account – Account Policies – Calculating Share Price – Class A & C” of the prospectus are replaced with the following:

Class A, A1 & C

When you buy shares, you pay the "offering price" for the shares. The "offering price" is determined by dividing the NAV per share by an amount equal to 1 minus the sales charge applicable to the purchase (expressed in decimals), calculated to two decimal places using standard rounding criteria. The number of Fund shares you will be issued will equal the amount invested divided by the applicable offering price for those shares, calculated to three decimal places using standard rounding criteria. For example, if the NAV per share is $10.25 and the applicable sales charge for the purchase is 5.50%, the offering price would be calculated as follows: 10.25 divided by 1.00 minus 0.055 [10.25/0.945] equals 10.582011, which, when rounded to two decimal points, equals 10.58. The offering price per share would be $10.58.

XLVI. The sub-heading “Class A & C” under the section “Your Account – Account Policies – Dealer Compensation” is replaced with “Class A, A1 & C.”

XLVII. The following replaces the charts under the “Your Account – Account Policies – Dealer Compensation – Class A, A1 & C” section of the prospectus:

	Class A	Class A1	Class C
Commission (%)	—	—	1.00[1]
Under $100,000	4.00%	4.00%	—
$100,000 but under $250,000	3.00%	3.00%	—
$250,000 but under $500,000	2.25%	2.25%	—
$500,000 or more	Up to 1.00%	Up to 1.00%	—
12b-1 fee to dealer	0.25[2]	0.10[2]	0.65[3]

1. Commission includes advance of the first year's 0.15% 12b-1 service fee. Distributors may pay a prepaid commission.

2. For purchases at NAV where Distributors paid a prepaid commission, dealers may start to receive the 12b-1 fee in the 13th month after purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase.

3. Dealers may be eligible to receive up to 0.15% at the time of purchase and may be eligible to receive 0.65% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset the commission and the prepaid service fee paid at the time of purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase.  After approximately 10 years, Class C shares convert to Class A shares and dealers may then be eligible to receive the 12b-1 fee applicable to Class A.

Please keep this supplement with your prospectus for future reference.

15

TF3 P1 09/18

[Franklin Templeton Logo]

SUPPLEMENT DATED SEPTEMBER 10, 2018

TO THE PROSPECTUS DATED JULY 1, 2018

OF

FRANKLIN ARIZONA TAX-FREE INCOME FUND

FRANKLIN COLORADO TAX-FREE INCOME FUND

FRANKLIN CONNECTICUT TAX-FREE INCOME FUND

FRANKLIN MICHIGAN TAX-FREE INCOME FUND

FRANKLIN MINNESOTA TAX-FREE INCOME FUND

FRANKLIN OHIO TAX-FREE INCOME FUND

FRANKLIN OREGON TAX-FREE INCOME FUND

FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND

(Franklin Tax-Free Trust)

The prospectus is amended as follows:

I. On September 10, 2018, all outstanding Class A shares were renamed Class A1 shares.  Class A1 shares are no longer available to new investors.  In addition, on September 10, 2018, each Fund began offering new Class A shares.  Therefore, on or about September 10, 2018, each Fund has five classes of shares: Class A, Class A1, Class C, Class R6 and Advisor Class.

II. The Funds’ classes on the cover of the prospectus are replaced with the following:

	Class A	Class A1	Class C	Class R6	Advisor Class
Franklin Arizona Tax-Free Income Fund	FAZQX	FTAZX	FAZIX	FAZRX	FAZZX
Franklin Colorado Tax-Free Income Fund	FCOQX	FRCOX	FCOIX	FKTLX	FCOZX
Franklin Connecticut Tax-Free Income Fund	FQCTX	FXCTX	FCTIX	FCTQX	FCNZX
Franklin Michigan Tax-Free Income Fund	FMQTX	FTTMX	FRMTX	FKTNX	FMTFX
Franklin Minnesota Tax-Free Income Fund	FMNQX	FMINX	FMNIX	FKTDX	FMNZX
Franklin Ohio Tax-Free Income Fund	FOHQX	FTOIX	FOITX	FKTOX	FROZX
Franklin Oregon Tax-Free Income Fund	FOFQX	FRORX	FORIX	FOFRX	FOFZX
Franklin Pennsylvania Tax-Free Income Fund	FPAQX	FRPAX	FRPTX	FRPRX	FPFZX

III. The following replaces the “Shareholder Fees,” “Annual Fund Operating Expenses” and “Example” tables in the “Fund Summaries – Franklin Arizona Tax-Free Income Fund – Fees and Expenses of the Fund” section of the prospectus:

Shareholder Fees

(fees paid directly from your investment)

	Class A1	Class A1	Class C2	Class R6[3]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[4]	None[4]	1.00%	None	None

1. The Fund began offering Class A shares on September 10, 2018.

2. Effective October 5, 2018, Class C shares that have been held for 10 years or more will convert automatically into Class A shares later in the month of October 2018 and will be subject to Class A shares’ lower Rule 12b-1 fees. Thereafter, Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date.  Such conversions will be on the basis of the relative net asset values of the two classes, will not be subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes.  Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods.  (See “Your Account – Choosing a Shares Class – Sales Charges - Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” for more information.)

3. The Fund began offering Class R6 shares on August 1, 2017.

4. There is a 0.75% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

1

On September 10, 2018, all outstanding Class A shares were renamed Class A1 shares.  As of September 7, 2018, Class A1 shares are no longer available to new investors. If you are a Class A1 shareholder, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A1	Class A1	Class C	Class R6	Advisor Class
Management fees	0.47%	0.47%	0.47%	0.47%	0.47%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses[2]	0.07%	0.07%	0.07%	0.06%	0.07%
Total annual Fund operating expenses[2]	0.79%	0.64%	1.19%	0.53%	0.54%

1. The Fund began offering Class A shares on September 10, 2018. Other expenses for Class A are based on estimated amounts for the current fiscal year.

2. Other expenses of the Fund have been restated to exclude non-recurring prior period expenses and, for Class R6, to reflect current fiscal year expenses. If the prior period's non-recurring expenses were included in the table above, the amounts stated would have been greater. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$ 502	$ 667	$ 845	$ 1,361
Class A1	$ 488	$ 621	$ 767	$ 1,189
Class C	$ 221	$ 378	$ 654	$ 1,443
Class R6	$ 54	$ 170	$ 296	$ 665
Advisor Class	$ 55	$ 173	$ 302	$ 677
If you do not sell your shares:
Class C	$ 121	$ 378	$ 654	$ 1,443

IV. In the “Fund Summaries – Franklin Arizona Tax-Free Income Fund – Performance” section of the prospectus, the following is added to the “Average Annual Total Returns” table:

	1 Year	5 Years	10 Years
Franklin Arizona Tax-Free Income Fund - Class A1 (formerly Class A)	-0.40%	1.59%	3.58%

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has not been adjusted to reflect differences in Rule 12b-1 fees between classes.  If Class A shares’ performance was recalculated to reflect Class A shares’ Rule 12b-1 fees, the performance shown would be lower.

V.  The second paragraph after the “Average Annual Total Returns” table in the “Fund Summaries – Franklin Arizona Tax-Free Income Fund – Performance” section of the prospectus is replaced with the following:

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A1 shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

VI. The following replaces the “Shareholder Fees,” “Annual Fund Operating Expenses” and “Example” tables in the “Fund Summaries – Franklin Colorado Tax-Free Income Fund – Fees and Expenses of the Fund” section of the prospectus:

Shareholder Fees

(fees paid directly from your investment)

	Class A1	Class A1	Class C2	Class R6[3]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[4]	None[4]	1.00%	None	None

1. The Fund began offering Class A shares on September 10, 2018.

2. Effective October 5, 2018, Class C shares that have been held for 10 years or more will convert automatically into Class A shares later in the month of October 2018 and will be subject to Class A shares’ lower Rule 12b-1 fees. Thereafter, Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date.  Such conversions will be on the basis of the relative net asset values of the two classes, will not be subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes.  Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods.  (See “Your Account – Choosing a Shares Class – Sales Charges - Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” for more information.)

2

3. The Fund began offering Class R6 shares on August 1, 2017.

4. There is a 0.75% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

On September 10, 2018, all outstanding Class A shares were renamed Class A1 shares.  As of September 7, 2018, Class A1 shares are no longer available to new investors. If you are a Class A1 shareholder, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A1	Class A1	Class C	Class R6	Advisor Class
Management fees	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses[2]	0.09%	0.09%	0.09%	0.08%	0.09%
Total annual Fund operating expenses[2]	0.82%	0.67%	1.22%	0.56%	0.57%
Fee waiver and/or expense reimbursement[3]	None	None	None	-0.01%	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2,3]	0.82%	0.67%	1.22%	0.55%	0.57%

1. The Fund began offering Class A shares on September 10, 2018. Other expenses for Class A are based on estimated amounts for the current fiscal year.

2. Other expenses of the Fund have been restated to exclude non-recurring prior period expenses and, for Class R6, to reflect current fiscal year expenses. If the prior period's non-recurring expenses were included in the table above, the amounts stated would have been greater. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

3. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% for the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$ 505	$ 676	$ 861	$ 1,395
Class A1	$ 491	$ 630	$ 782	$ 1,224
Class C	$ 224	$ 387	$ 670	$ 1,477
Class R6	$ 56	$ 178	$ 312	$ 700
Advisor Class	$ 58	$ 183	$ 318	$ 714
If you do not sell your shares:
Class C	$ 124	$ 387	$ 670	$ 1,477

VII. In the “Fund Summaries – Franklin Colorado Tax-Free Income Fund – Performance” section of the prospectus, the following is added to the “Average Annual Total Returns” table:

	1 Year	5 Years	10 Years
Franklin Colorado Tax-Free Income Fund - Class A1 (formerly Class A)	-1.55%	1.35%	3.38%

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has not been adjusted to reflect differences in Rule 12b-1 fees between classes.  If Class A shares’ performance was recalculated to reflect Class A shares’ Rule 12b-1 fees, the performance shown would be lower.

VIII.  The second paragraph after the “Average Annual Total Returns” table in the “Fund Summaries – Franklin Colorado Tax-Free Income Fund – Performance” section of the prospectus is replaced with the following:

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A1 shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

IX. The following replaces the “Shareholder Fees,” “Annual Fund Operating Expenses” and “Example” tables in the “Fund Summaries – Franklin Connecticut Tax-Free Income Fund – Fees and Expenses of the Fund” section of the prospectus:

Shareholder Fees

(fees paid directly from your investment)

	Class A1	Class A1	Class C2	Class R6[3]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[4]	None[4]	1.00%	None	None

3

1. The Fund began offering Class A shares on September 10, 2018.

2. Effective October 5, 2018, Class C shares that have been held for 10 years or more will convert automatically into Class A shares later in the month of October 2018 and will be subject to Class A shares’ lower Rule 12b-1 fees. Thereafter, Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date.  Such conversions will be on the basis of the relative net asset values of the two classes, will not be subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes.  Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods.  (See “Your Account – Choosing a Shares Class – Sales Charges - Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” for more information.)

3. The Fund began offering Class R6 shares on August 1, 2017.

4. There is a 0.75% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

On September 10, 2018, all outstanding Class A shares were renamed Class A1 shares.  As of September 7, 2018, Class A1 shares are no longer available to new investors. If you are a Class A1 shareholder, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A1	Class A1	Class C	Class R6	Advisor Class
Management fees	0.53%	0.53%	0.53%	0.53%	0.53%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses[2]	0.10%	0.10%	0.10%	0.20%	0.10%
Total annual Fund operating expenses[2]	0.88%	0.73%	1.28%	0.73%	0.63%
Fee waiver and/or expense reimbursement[3]	None	None	None	-0.12%	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2,3]	0.88%	0.73%	1.28%	0.61%	0.63%

1. The Fund began offering Class A shares on September 10, 2018. Other expenses for Class A are based on estimated amounts for the current fiscal year.

2. Other expenses of the Fund have been restated to exclude non-recurring prior period expenses and, for Class R6, to reflect current fiscal year expenses. If the prior period's non-recurring expenses were included in the table above, the amounts stated would have been greater. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

3. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% for the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$ 511	$ 694	$ 892	$ 1,463
Class A1	$ 496	$ 648	$ 814	$ 1,293
Class C	$ 230	$ 406	$ 702	$ 1,545
Class R6	$ 62	$ 221	$ 394	$ 895
Advisor Class	$ 64	$ 202	$ 351	$ 786
If you do not sell your shares:
Class C	$ 130	$ 406	$ 702	$ 1,545

X. In the “Fund Summaries – Franklin Connecticut Tax-Free Income Fund – Performance” section of the prospectus, the following is added to the “Average Annual Total Returns” table:

	1 Year	5 Years	10 Years
Franklin Connecticut Tax-Free Income Fund - Class A1 (formerly Class A)	-2.39%	0.50%	2.82%

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has not been adjusted to reflect differences in Rule 12b-1 fees between classes.  If Class A shares’ performance was recalculated to reflect Class A shares’ Rule 12b-1 fees, the performance shown would be lower.

4

XI.  The second paragraph after the “Average Annual Total Returns” table in the “Fund Summaries – Franklin Connecticut Tax-Free Income Fund – Performance” section of the prospectus is replaced with the following:

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A1 shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

XII. The following replaces the “Shareholder Fees,” “Annual Fund Operating Expenses” and “Example” tables in the “Fund Summaries – Franklin Michigan Tax-Free Income Fund – Fees and Expenses of the Fund” section of the prospectus:

Shareholder Fees

(fees paid directly from your investment)

	Class A1	Class A1	Class C2	Class R6[3]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[4]	None[4]	1.00%	None	None

1. The Fund began offering Class A shares on September 10, 2018.

2. Effective October 5, 2018, Class C shares that have been held for 10 years or more will convert automatically into Class A shares later in the month of October 2018 and will be subject to Class A shares’ lower Rule 12b-1 fees. Thereafter, Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date.  Such conversions will be on the basis of the relative net asset values of the two classes, will not be subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes.  Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods.  (See “Your Account – Choosing a Shares Class – Sales Charges - Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” for more information.)

3. The Fund began offering Class R6 shares on August 1, 2017.

4. There is a 0.75% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

On September 10, 2018, all outstanding Class A shares were renamed Class A1 shares.  As of September 7, 2018, Class A1 shares are no longer available to new investors. If you are a Class A1 shareholder, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A1	Class A1	Class C	Class R6	Advisor Class
Management fees	0.47%	0.47%	0.47%	0.47%	0.47%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses[2]	0.10%	0.10%	0.10%	0.10%	0.10%
Total annual Fund operating expenses[2]	0.82%	0.67%	1.22%	0.57%	0.57%
Fee waiver and/or expense reimbursement[3]	None	None	None	-0.03%	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2,3]	0.82%	0.67%	1.22%	0.54%	0.57%

1. The Fund began offering Class A shares on September 10, 2018. Other expenses for Class A are based on estimated amounts for the current fiscal year.

2. Other expenses for Class R6 shares have been restated to reflect current fiscal year expenses. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

3. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% for the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$ 505	$ 676	$ 861	$ 1,395
Class A1	$ 491	$ 630	$ 782	$ 1,224
Class C	$ 224	$ 387	$ 670	$ 1,477
Class R6	$ 55	$ 180	$ 315	$ 711
Advisor Class	$ 58	$ 183	$ 318	$ 714
If you do not sell your shares:
Class C	$ 124	$ 387	$ 670	$ 1,477

5

XIII. In the “Fund Summaries – Franklin Michigan Tax-Free Income Fund – Performance” section of the prospectus, the following is added to the “Average Annual Total Returns” table:

	1 Year	5 Years	10 Years
Franklin Michigan Tax-Free Income Fund - Class A1 (formerly Class A)	-1.08%	1.22%	2.94%

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has not been adjusted to reflect differences in Rule 12b-1 fees between classes.  If Class A shares’ performance was recalculated to reflect Class A shares’ Rule 12b-1 fees, the performance shown would be lower.

XIV.  The second paragraph after the “Average Annual Total Returns” table in the “Fund Summaries – Franklin Michigan Tax-Free Income Fund – Performance” section of the prospectus is replaced with the following:

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A1 shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

XV. The following replaces the “Shareholder Fees,” “Annual Fund Operating Expenses” and “Example” tables in the “Fund Summaries – Franklin Minnesota Tax-Free Income Fund – Fees and Expenses of the Fund” section of the prospectus:

Shareholder Fees

(fees paid directly from your investment)

	Class A1	Class A1	Class C2	Class R6[3]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[4]	None[4]	1.00%	None	None

1. The Fund began offering Class A shares on September 10, 2018.

2. Effective October 5, 2018, Class C shares that have been held for 10 years or more will convert automatically into Class A shares later in the month of October 2018 and will be subject to Class A shares’ lower Rule 12b-1 fees. Thereafter, Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date.  Such conversions will be on the basis of the relative net asset values of the two classes, will not be subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes.  Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods.  (See “Your Account – Choosing a Shares Class – Sales Charges - Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” for more information.)

3. The Fund began offering Class R6 shares on August 1, 2017.

4. There is a 0.75% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

On September 10, 2018, all outstanding Class A shares were renamed Class A1 shares.  As of September 7, 2018, Class A1 shares are no longer available to new investors. If you are a Class A1 shareholder, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A1	Class A1	Class C	Class R6	Advisor Class
Management fees	0.47%	0.47%	0.47%	0.47%	0.47%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses[2]	0.09%	0.09%	0.09%	0.07%	0.09%
Total annual Fund operating expenses[2]	0.81%	0.66%	1.21%	0.54%	0.56%
Fee waiver and/or expense reimbursement[3]	None	None	None	-0.02%	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2,3]	0.81%	0.66%	1.21%	0.52%	0.56%

1. The Fund began offering Class A shares on September 10, 2018. Other expenses for Class A are based on estimated amounts for the current fiscal year.

2. Other expenses for Class R6 shares have been restated to reflect current fiscal year expenses. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

3. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% for the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

6

	1 Year	3 Years	5 Years	10 Years
Class A	$ 504	$ 673	$ 856	$ 1,384
Class A1	$ 490	$ 627	$ 777	$ 1,213
Class C	$ 223	$ 384	$ 665	$ 1,466
Class R6	$ 53	$ 171	$ 300	$ 675
Advisor Class	$ 57	$ 179	$ 313	$ 701
If you do not sell your shares:
Class C	$ 123	$ 384	$ 665	$ 1,466

XVI. In the “Fund Summaries – Franklin Minnesota Tax-Free Income Fund – Performance” section of the prospectus, the following is added to the “Average Annual Total Returns” table:

	1 Year	5 Years	10 Years
Franklin Minnesota Tax-Free Income Fund - Class A1 (formerly Class A)	-0.46%	1.19%	3.36%

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has not been adjusted to reflect differences in Rule 12b-1 fees between classes.  If Class A shares’ performance was recalculated to reflect Class A shares’ Rule 12b-1 fees, the performance shown would be lower.

XVII.  The second paragraph after the “Average Annual Total Returns” table in the “Fund Summaries – Franklin Minnesota Tax-Free Income Fund – Performance” section of the prospectus is replaced with the following:

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A1 shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

XVIII. The following replaces the “Shareholder Fees,” “Annual Fund Operating Expenses” and “Example” tables in the “Fund Summaries – Franklin Ohio Tax-Free Income Fund – Fees and Expenses of the Fund” section of the prospectus:

Shareholder Fees

(fees paid directly from your investment)

	Class A1	Class A1	Class C2	Class R6[3]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[4]	None[4]	1.00%	None	None

1. The Fund began offering Class A shares on September 10, 2018.

2. Effective October 5, 2018, Class C shares that have been held for 10 years or more will convert automatically into Class A shares later in the month of October 2018 and will be subject to Class A shares’ lower Rule 12b-1 fees. Thereafter, Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date.  Such conversions will be on the basis of the relative net asset values of the two classes, will not be subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes.  Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods.  (See “Your Account – Choosing a Shares Class – Sales Charges - Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” for more information.)

3. The Fund began offering Class R6 shares on August 1, 2017.

4. There is a 0.75% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

On September 10, 2018, all outstanding Class A shares were renamed Class A1 shares.  As of September 7, 2018, Class A1 shares are no longer available to new investors. If you are a Class A1 shareholder, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A1	Class A1	Class C	Class R6	Advisor Class
Management fees	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses[2]	0.08%	0.08%	0.08%	0.06%	0.08%
Total annual Fund operating expenses[2]	0.79%	0.64%	1.19%	0.52%	0.54%
Fee waiver and/or expense reimbursement[3]	None	None	None	-0.01%	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2,3]	0.79%	0.64%	1.19%	0.51%	0.54%

7

1. The Fund began offering Class A shares on September 10, 2018. Other expenses for Class A are based on estimated amounts for the current fiscal year.

2. Other expenses for Class R6 shares have been restated to reflect current fiscal year expenses. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

3. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% for the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$ 502	$ 667	$ 845	$ 1,361
Class A1	$ 488	$ 621	$ 767	$ 1,189
Class C	$ 221	$ 378	$ 654	$ 1,443
Class R6	$ 52	$ 166	$ 290	$ 652
Advisor Class	$ 55	$ 173	$ 302	$ 677
If you do not sell your shares:
Class C	$ 121	$ 378	$ 654	$ 1,443

XIX. In the “Fund Summaries – Franklin Ohio Tax-Free Income Fund – Performance” section of the prospectus, the following is added to the “Average Annual Total Returns” table:

	1 Year	5 Years	10 Years
Franklin Ohio Tax-Free Income Fund - Class A1 (formerly Class A)	0.17%	1.95%	3.55%

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has not been adjusted to reflect differences in Rule 12b-1 fees between classes.  If Class A shares’ performance was recalculated to reflect Class A shares’ Rule 12b-1 fees, the performance shown would be lower.

XX.  The second paragraph after the “Average Annual Total Returns” table in the “Fund Summaries – Franklin Ohio Tax-Free Income Fund – Performance” section of the prospectus is replaced with the following:

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A1 shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

XXI. The following replaces the “Shareholder Fees,” “Annual Fund Operating Expenses” and “Example” tables in the “Fund Summaries – Franklin Oregon Tax-Free Income Fund – Fees and Expenses of the Fund” section of the prospectus:

Shareholder Fees

(fees paid directly from your investment)

	Class A1	Class A1	Class C2	Class R6[3]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[4]	None[4]	1.00%	None	None

1. The Fund began offering Class A shares on September 10, 2018.

2. Effective October 5, 2018, Class C shares that have been held for 10 years or more will convert automatically into Class A shares later in the month of October 2018 and will be subject to Class A shares’ lower Rule 12b-1 fees. Thereafter, Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date.  Such conversions will be on the basis of the relative net asset values of the two classes, will not be subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes.  Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods.  (See “Your Account – Choosing a Shares Class – Sales Charges - Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” for more information.)

3. The Fund began offering Class R6 shares on August 1, 2017.

4. There is a 0.75% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

On September 10, 2018, all outstanding Class A shares were renamed Class A1 shares.  As of September 7, 2018, Class A1 shares are no longer available to new investors. If you are a Class A1 shareholder, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds.

8

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A1	Class A1	Class C	Class R6	Advisor Class
Management fees	0.47%	0.47%	0.47%	0.47%	0.47%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses[2]	0.07%	0.07%	0.07%	0.06%	0.07%
Total annual Fund operating expenses[2]	0.79%	0.64%	1.19%	0.53%	0.54%
Fee waiver and/or expense reimbursement[3]	None	None	None	-0.01%	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2,3]	0.79%	0.64%	1.19%	0.52%	0.54%

1. The Fund began offering Class A shares on September 10, 2018. Other expenses for Class A are based on estimated amounts for the current fiscal year.

2. Other expenses for Class R6 shares have been restated to reflect current fiscal year expenses. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

3. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% for the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$ 502	$ 667	$ 845	$ 1,361
Class A1	$ 488	$ 621	$ 767	$ 1,189
Class C	$ 221	$ 378	$ 654	$ 1,443
Class R6	$ 53	$ 169	$ 295	$ 664
Advisor Class	$ 55	$ 173	$ 302	$ 677
If you do not sell your shares:
Class C	$ 121	$ 378	$ 654	$ 1,443

XXII. In the “Fund Summaries – Franklin Oregon Tax-Free Income Fund – Performance” section of the prospectus, the following is added to the “Average Annual Total Returns” table:

	1 Year	5 Years	10 Years
Franklin Oregon Tax-Free Income Fund - Class A1 (formerly Class A)	-0.65%	1.10%	3.35%

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has not been adjusted to reflect differences in Rule 12b-1 fees between classes.  If Class A shares’ performance was recalculated to reflect Class A shares’ Rule 12b-1 fees, the performance shown would be lower.

XXIII.  The second paragraph after the “Average Annual Total Returns” table in the “Fund Summaries – Franklin Oregon Tax-Free Income Fund – Performance” section of the prospectus is replaced with the following:

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A1 shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

XXIV. The following replaces the “Shareholder Fees,” “Annual Fund Operating Expenses” and “Example” tables in the “Fund Summaries – Franklin Pennsylvania Tax-Free Income Fund – Fees and Expenses of the Fund” section of the prospectus:

Shareholder Fees

(fees paid directly from your investment)

	Class A1	Class A1	Class C2	Class R6[3]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[4]	None[4]	1.00%	None	None

1. The Fund began offering Class A shares on September 10, 2018.

2. Effective October 5, 2018, Class C shares that have been held for 10 years or more will convert automatically into Class A shares later in the month of October 2018 and will be subject to Class A shares’ lower Rule 12b-1 fees. Thereafter, Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date.  Such conversions will be on the basis of the relative net asset values of the two classes, will not be subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes.  Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods.  (See “Your Account – Choosing a Shares Class – Sales Charges - Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” for more information.)

9

3. The Fund began offering Class R6 shares on August 1, 2017.

4. There is a 0.75% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

On September 10, 2018, all outstanding Class A shares were renamed Class A1 shares.  As of September 7, 2018, Class A1 shares are no longer available to new investors. If you are a Class A1 shareholder, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A1	Class A1	Class C	Class R6	Advisor Class
Management fees	0.47%	0.47%	0.47%	0.47%	0.47%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses[2]	0.09%	0.09%	0.09%	0.10%	0.09%
Total annual Fund operating expenses[2]	0.81%	0.66%	1.21%	0.57%	0.56%
Fee waiver and/or expense reimbursement[3]	None	None	None	-0.04%	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2,3]	0.81%	0.66%	1.21%	0.53%	0.56%

1. The Fund began offering Class A shares on September 10, 2018. Other expenses for Class A are based on estimated amounts for the current fiscal year.

2. Other expenses for Class R6 shares have been restated to reflect current fiscal year expenses. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

3. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% for the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$ 504	$ 673	$ 856	$ 1,384
Class A1	$ 490	$ 627	$ 777	$ 1,213
Class C	$ 223	$ 384	$ 665	$ 1,466
Class R6	$ 54	$ 179	$ 314	$ 710
Advisor Class	$ 57	$ 179	$ 313	$ 701
If you do not sell your shares:
Class C	$ 123	$ 384	$ 665	$ 1,466

XXV. In the “Fund Summaries – Franklin Pennsylvania Tax-Free Income Fund – Performance” section of the prospectus, the following is added to the “Average Annual Total Returns” table:

	1 Year	5 Years	10 Years
Franklin Pennsylvania Tax-Free Income Fund - Class A1 (formerly Class A)	-1.99%	1.08%	3.32%

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has not been adjusted to reflect differences in Rule 12b-1 fees between classes.  If Class A shares’ performance was recalculated to reflect Class A shares’ Rule 12b-1 fees, the performance shown would be lower.

XXVI.  The second paragraph after the “Average Annual Total Returns” table in the “Fund Summaries – Franklin Pennsylvania Tax-Free Income Fund – Performance” section of the prospectus is replaced with the following:

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A1 shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

XXVII. The chart under the “Your Account – Choosing a Share Class” section of the prospectus is replaced with the following:

10

Class A	Class C	Class R6	Advisor Class
Initial sales charge of 4.25% or less	No initial sales charge	See "Qualified Investors - Class R6" below	See "Qualified Investors - Advisor Class" below
Deferred sales charge of 0.75% on purchases of $500,000 or more sold within 18 months	Deferred sales charge of 1% on shares you sell within 12 months
Lower annual expenses than Class C due to lower distribution fees	Higher annual expenses than Class A due to higher distribution fees. Automatic conversion to Class A shares after approximately ten years, reducing future annual expenses.

The Fund began offering Class R6 shares on August 1, 2017 and Class A shares on September 10, 2018.

Class A1 shares are closed to new investors effective at the close of market on September 7, 2018.  Existing investors who had an open and funded account as of that date will be able to continue to invest in Class A1 shares of the Fund through reinvestment of dividends, exchanges and additional purchases after such date. Employer sponsored retirement plans, benefit plans, or discretionary allocation programs that have Class A1 shares of a Fund available to participants or clients on or before September 7, 2018, may continue to open accounts for new participants in such share class and purchase additional shares in existing participant accounts.

XXVIII. The heading “Class A & C” under the first table of the “Your Account – Choosing a Share Class” section is replaced with “Class A, A1 & C.”

XXIX. The “Sales Charges – Class A” heading and charts under the “Your Account – Choosing a Share Class” section of the prospectus are replaced with the following:

Sales Charges – Class A & A1

when you invest this amount	the sales charge makes up this % of the offering price	which equals this % of your net investment
Under $100,000	4.25%	4.44%
$100,000 but under $250,000	3.25%	3.36%
$250,000 but under $500,000	2.25%	2.30%
$500,000 or more	0.00%	0.00%

1. The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

XXX. Under the “Your Account – Choosing a Share Class – Sales Charges – Class A & A1 – Sales Charge Reductions” section of the prospectus, all references to “Class A” are replaced with “Class A/A1.”

XXXI. The “Your Account – Choosing a Share Class – Sales Charges – Class A & A1 – Sales Charge Waivers for Class A Shares “ is replaced with the following:

Sales Charge Waivers

Class A and Class A1 shares may be purchased without an initial sales charge or contingent deferred sales charge (CDSC) by certain investors. If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at (800) 632-2301.

XXXII.  Under the “Your Account – Choosing a Shares Class – Sales Charges - Class A & A1 – Sales Charge Waivers – Waivers for certain investors” section of the prospectus, all references to “Class A” are replaced with “Class A/A1” and the following is added to the bullet point list:

•  Class C shareholders whose shares are converted to Class A shares after 10 years under the Class C shares’ conversion feature.

XXXIII. The following replaces the “Your Account – Choosing a Shares Class – Sales Charges – Class A & A1 – Investments of $1 Million or More” section:

11

Investments of $500,000 or More

If you invest $500,000 or more, either as a lump sum or through our cumulative quantity discount or letter of intent programs, you can buy Class A & A1 shares without an initial sales charge.  However, there is a 0.75% CDSC on any shares you sell within 18 months of purchase.  This CDSC will change to 1.00% on or after March 10, 2020.  The way we calculate the CDSC is the same for each class (please see “Contingent Deferred Sales Charge (CDSC) - Class A, A1 & C”).

XXXIV. The following replaces the “Your Account – Choosing a Share Class – Sales Charges – Class A – Distribution and Service (12b-1) Fees” section:

Distribution and Service (12b-1) Fees

Class A and Class A1 have a distribution plan, sometimes known as a Rule 12b‑1 plan that allows the Fund to pay distribution fees of up to 0.25% and 0.10% per year to those who sell and distribute Class A and Class A1 shares, respectively, and provide other services to shareholders. Because these fees are paid out of Class A’s and Class A1’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

We calculate the amount of these fees over a 12-month period that may differ from the Fund's fiscal year. Therefore, the amount shown from time to time in the Fund's fee table (which is based upon the Fund's fiscal year) may differ from the amount set forth in the Rule 12b-1 plan due to timing differences.

XXXV. The following replaces the second sentence under “Your Account – Choosing a Shares Class – Sales Charges –Class C” heading:

We place any investment of $500,000 or more in Class A shares, since Class A's annual expenses are lower.

XXXVI. All references to the “Contingent Deferred Sales Charge (CDSC) - Class A & C” heading are replaced with “Contingent Deferred Sales Charge (CDSC) - Class A, A1 & C.”

XXXVII. The “Notice of Automatic Conversion of Class C Shares to Class A Shares after 10-Year Holding Period” section under the “Your Account” section of the prospectus is removed and the following is added after the “Your Account – Choosing a Shares Class – Sales Charges – Class C – Distribution and Service (12b-1) Fees” section:

Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period

Effective on October 5, 2018, Class C shares’ conversion feature will become effective.  The conversion feature provides that Class C shares that have been held for 10 years or more will automatically convert into Class A shares and will be subject to Class A shares’ lower Rule 12b-1 fees (the “Conversion Feature”). On or about October 19, 2018, Class C shares of the Fund that have been outstanding for 10 years or more will automatically convert to Class A shares of the Fund on the basis of the relative net asset values of the two classes.  Thereafter, Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C (or Class C1) shares’ purchase date.  The monthly conversion date is expected to occur around the middle of every month and generally falls on a Friday.

Terms of the Conversion Feature.  Class C shares that automatically convert to Class A shares of the Fund will convert on the basis of the relative net asset values of the two classes.  Shareholders will not pay a sales charge, including a CDSC, upon the conversion of their Class C shares to Class A shares pursuant to the Conversion Feature. The automatic conversion of the Fund’s Class C shares into Class A shares after the 10-year holding period is not expected to be a taxable event for federal income tax purposes. Shareholders should consult with their tax advisor regarding the state and local tax consequences of such conversions.

If you previously owned Class C1 shares of the Fund, the time you held such shares will count towards the 10-year period for automatic conversion to Class A shares. Class C (or Class C1) shares of the Fund acquired through automatic reinvestment of dividends or distributions will convert to Class A shares of the Fund on the conversion date pro rata with the converting Class C shares of the Fund that were not acquired through reinvestment of dividends or distributions.

Class C shares held through a financial intermediary in an omnibus account will be automatically converted into Class A shares only if the intermediary can document that the shareholder has met the required holding period. In certain circumstances, when shares are invested through retirement plans, omnibus accounts, and in certain other instances, the Fund and its agents may not have transparency into how long a shareholder has held Class C (or Class C1) shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares and the financial intermediary may not have the ability to track purchases to credit individual shareholders’ holding periods.  This primarily occurs when shares are invested through certain record keepers for group retirement plans, where the intermediary cannot track share aging at the participant level.  In these circumstances, the Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the shareholder or their financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the shareholder or their financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C (and, if applicable, Class C1) shares. In these circumstances, it is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period. Please consult with your financial intermediary about your shares’ eligibility for this conversion feature.

12

Also effective October 5, 2018, new accounts or plans may not be eligible to purchase Class C shares of the Fund if it is determined that the intermediary cannot track shareholder holding periods to determine whether a shareholder’s Class C shares are eligible for conversion to Class A shares.  Accounts or plans (and their successor, related and affiliated plans) that have Class C (or Class C1) shares of the Fund available to participants on or before October 5, 2018, may continue to open accounts for new participants in that share class and purchase additional shares in existing participant accounts.  The Fund has no responsibility for overseeing, monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for conversion.

A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the conversion of Class C shares into Class A shares. In these cases, Class C shareholders may convert to Class A shares under the policies of the financial intermediary and the conversion may be structured as an exchange of Class C shares for Class A shares of the Fund. Financial intermediaries will be responsible for making such exchanges in those circumstances. Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

XXXVIII.  Under the “Your Account – Choosing a Share Class – Reinstatement Privilege” section of the prospectus, all references to “Class A” are replaced with “Class A/A1” and the following replaces the first sentence in that section:

If you sell any class of shares of a Franklin Templeton Investments fund, you may reinvest all or a portion of the proceeds from that sale within 90 days within the same share class (or share class equivalent if the share class you redeemed from is closed to new investors) without an initial sales charge.

XXXIX. The heading “Minimum Investments – Class A & C” under the “Your Account – Buying Shares” heading is replaced with “Minimum Investments – Class A, A1 & C.”

XL. The sub-heading “Class A & C” under the section “Your Account – Exchanging Shares – Exchange Privilege” is replaced with “Class A, A1 & C.”

XLI. The following is added to the “Your Account – Exchanging Shares – Exchange Privilege” section:

Exchange Effects on Class C Conversion Feature.  Effective October 5, 2018, if you exchange your Class C shares for the same class of shares of another Franklin Templeton fund, the time your shares are held in the initial Fund will count towards the 10-year period for automatic conversion to Class A shares.

XLII. The heading and first paragraph under the section “Your Account – Account Policies – Calculating Share Price – Class A & C” of the prospectus are replaced with the following:

Class A, A1 & C

When you buy shares, you pay the "offering price" for the shares. The "offering price" is determined by dividing the NAV per share by an amount equal to 1 minus the sales charge applicable to the purchase (expressed in decimals), calculated to two decimal places using standard rounding criteria. The number of Fund shares you will be issued will equal the amount invested divided by the applicable offering price for those shares, calculated to three decimal places using standard rounding criteria. For example, if the NAV per share is $10.25 and the applicable sales charge for the purchase is 5.50%, the offering price would be calculated as follows: 10.25 divided by 1.00 minus 0.055 [10.25/0.945] equals 10.582011, which, when rounded to two decimal points, equals 10.58. The offering price per share would be $10.58.

XLIII. The sub-heading “Class A & C” under the section “Your Account – Account Policies – Dealer Compensation” is replaced with “Class A, A1 & C.”

13

XLIV. The following replaces the charts under the “Your Account – Account Policies – Dealer Compensation – Class A, A1 & C” section of the prospectus:

	Class A	Class A1	Class C
Commission (%)	—	—	1.00[1]
Under $100,000	4.00%	4.00%	—
$100,000 but under $250,000	3.00%	3.00%	—
$250,000 but under $500,000	2.25%	2.25%	—
$500,000 or more	Up to 1.00%	Up to 1.00%	—
12b-1 fee to dealer	0.25[2]	0.10[2]	0.65[3]

1. Commission includes advance of the first year's 0.15% 12b-1 service fee. Distributors may pay a prepaid commission.

2. For purchases at NAV where Distributors paid a prepaid commission, dealers may start to receive the 12b-1 fee in the 13th month after purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase.

3. Dealers may be eligible to receive up to 0.15% at the time of purchase and may be eligible to receive 0.65% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset the commission and the prepaid service fee paid at the time of purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase.  After approximately 10 years, Class C shares convert to Class A shares and dealers may then be eligible to receive the 12b-1 fee applicable to Class A.

Please keep this supplement with your prospectus for future reference.

14

TF1 SA1 0918

[Franklin Templeton Logo]

SUPPLEMENT DATED SEPTEMBER 10, 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED JULY 1, 2018

OF

FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND

FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND

FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND

FRANKLIN NEW JERSEY TAX-FREE INCOME FUND

(Franklin Tax-Free Trust)

The Statement of Additional Information (“SAI”) is amended as follows:

I. The Fund’s classes on the cover of the SAI are replaced with the following:

	Class A	Class A1	Class C	Class R6	Advisor Class
Franklin Federal Intermediate-Term Tax-Free Income Fund	FKQTX	FKITX	FCITX	FITQX	FITZX
Franklin Federal Limited-Term Tax-Free Income Fund	FFLQX	FFTFX	—	FFTRX	FTFZX
Franklin High Yield Tax-Free Income Fund	FHYMX	FRHIX	FHYIX	FHYRX	FHYVX
Franklin Massachusetts Tax-Free Income Fund	FMAQX	FMISX	FMAIX	FKTMX	FMAHX
Franklin New Jersey Tax-Free Income Fund	FNJQX	FRNJX	FNIIX	FNJRX	FNJZX

II.  The following replaces the second paragraph and bullet point list under the “Organization, Voting Rights and Principal Holders” section of the SAI:

Each Fund, except the Federal Limited-Term Tax-Free Income Fund, currently offers five classes of shares, Class A, Class A1, Class C, Class R6 and Advisor Class. The Federal Limited-Term Fund currently offers four classes of shares, Class A, Class A1, Class R6 and Advisor Class. The Funds began offering Class R6 shares on August 1, 2017.  On September 10, 2018, all outstanding Class A shares were renamed Class A1 shares and for High Yield Tax-Free Income Fund, all outstanding Class M shares were renamed Class A shares.  The Funds publicly began offering new Class A shares on September 10, 2018.  The Fund may offer additional classes of shares in the future. The full title of each class is:

  Franklin Federal Intermediate-Term Tax-Free Income Fund - Class A
  Franklin Federal Intermediate-Term Tax-Free Income Fund - Class A1
  Franklin Federal Intermediate-Term Tax-Free Income Fund - Class C
  Franklin Federal Intermediate-Term Tax-Free Income Fund - Class R6
  Franklin Federal Intermediate-Term Tax-Free Income Fund - Advisor Class
  Franklin Federal Limited-Term Tax-Free Income Fund - Class A
  Franklin Federal Limited-Term Tax-Free Income Fund - Class A1
  Franklin Federal Limited-Term Tax-Free Income Fund - Class R6
  Franklin Federal Limited-Term Tax-Free Income Fund - Advisor Class
  Franklin High Yield Tax-Free Income Fund - Class A
  Franklin High Yield Tax-Free Income Fund - Class A1
  Franklin High Yield Tax-Free Income Fund - Class C
  Franklin High Yield Tax-Free Income Fund - Class R6
  Franklin High Yield Tax-Free Income Fund - Advisor Class
  Franklin Massachusetts Tax-Free Income Fund - Class A
  Franklin Massachusetts Tax-Free Income Fund - Class A1
  Franklin Massachusetts Tax-Free Income Fund - Class C
  Franklin Massachusetts Tax-Free Income Fund - Class R6
  Franklin Massachusetts Tax-Free Income Fund - Advisor Class
  Franklin New Jersey Tax-Free Income Fund - Class A
  Franklin New Jersey Tax-Free Income Fund - Class A1
  Franklin New Jersey Tax-Free Income Fund - Class C
  Franklin New Jersey Tax-Free Income Fund - Class R6
  Franklin New Jersey Tax-Free Income Fund - Advisor Class

1

III.  The following principal holders list replaces the principal holders list for the Fund under the “Organization, Voting Rights and Principal Holders” section:

As of August 10, 2018, the principal shareholders of the Fund, beneficial or of record, were:

Name and Address	Share Class	Percentage (%)
Franklin Federal Intermediate-Term Tax-Free Income Fund
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	A	48.29
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	5.74
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	A	8.42
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration/97BR0 4800 Deer Lake Drive East FL 2 Jacksonville, FL 32246-6484	A	5.55
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center FL 3 Jersey City, NJ 07311-1114	C	7.18
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	C	20.84
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	7.39
National Financial Services LLC* Attn: Mutual Fund Department 4th Fl 499 Washington Boulevard Jersey City, NJ 07310-1995	C	5.23
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	C	13.70
Raymond James* Attn: Courtney Waller 880 Carillon Parkway St. Petersburg, FL 33716-1102	C	5.19
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration/97BR0 4800 Deer Lake Drive East FL 2 Jacksonville, FL 32246-6484	C	11.81
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center FL 3 Jersey City, NJ 07311-1114	Advisor	13.24
Ellard Company* c/o Fiduciary Trust Co International P.O. Box 3199 Church Street Station New York, NY 10008-3199	Advisor	17.79
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	27.39
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	Advisor	9.67
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration/97BR0 4800 Deer Lake Drive East FL 2 Jacksonville, FL 32246-6484	Advisor	7.82
Franklin Federal Limited-Term Tax-Free Income Fund
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration/97BR0 4800 Deer Lake Drive East FL 2 Jacksonville, FL 32246-6484	A	6.04
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	A	47.26
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	6.90
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	A	7.12
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	R6	53.11
SEI Private Trust Company c/o Edward Jones Trust Company 1 Freedom Valley Drive Oaks, PA 19456-9989	R6	45.92
Ellard Company* c/o Fiduciary Trust Co International P.O. Box 3199 Church Street Station New York, NY 10008-3199	Advisor	45.99
Dengel Co.* c/o Fiduciary Trust Company International P.O. Box 3199 Church Street Station New York, NY 10008	Advisor	16.33
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	7.21
Franklin High Yield Tax-Free Income Fund
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	A	23.25
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	7.39
National Financial Services LLC* Attn: Mutual Fund Department 4th Fl 499 Washington Boulevard Jersey City, NJ 07310-1995	A	6.52
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	A	11.11
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center FL 3 Jersey City, NJ 07311-1114	C	7.84
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	C	9.75
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	8.77
National Financial Services LLC* Attn: Mutual Fund Department 4th Fl 499 Washington Boulevard Jersey City, NJ 07310-1995	C	7.07
LPL Financial* Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	C	6.75
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	C	14.80
Raymond James* Attn: Courtney Waller 880 Carillon Parkway St. Petersburg, FL 33716-1102	C	7.62
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration/97BR0 4800 Deer Lake Drive East FL 2 Jacksonville, FL 32246-6484	C	5.46
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	R6	59.77
SEI Private Trust Company c/o Edward Jones Trust Company 1 Freedom Valley Drive Oaks, PA 19456-9989	R6	11.12
J.P. Morgan Securities LLC* 4 Chase Metrotech Center Brooklyn, NY 11245-0001	R6	28.81
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center FL 3 Jersey City, NJ 07311-1114	Advisor	7.96
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	7.61
National Financial Services LLC* Attn: Mutual Fund Department 4th Fl 499 Washington Boulevard Jersey City, NJ 07310-1995	Advisor	11.62
LPL Financial* Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	Advisor	7.96
Charles Schwab & Co.* Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	Advisor	6.92
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	Advisor	10.01
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration/97BR0 4800 Deer Lake Drive East FL 2 Jacksonville, FL 32246-6484	Advisor	12.76
Franklin Massachusetts Tax-Free Income Fund
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center FL 3 Jersey City, NJ 07311-1114	A	5.29
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	5.04
National Financial Services LLC* Attn: Mutual Fund Department 4th Fl 499 Washington Boulevard Jersey City, NJ 07310-1995	A	26.96
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	A	7.66
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration/97BR0 4800 Deer Lake Drive East FL 2 Jacksonville, FL 32246-6484	A	7.49
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center FL 3 Jersey City, NJ 07311-1114	C	7.06
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	15.02
National Financial Services LLC* Attn: Mutual Fund Department 4th Fl 499 Washington Boulevard Jersey City, NJ 07310-1995	C	13.79
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	C	9.73
UBS WM USA* 1000 Harbor Boulevard Weehawken, NJ 07086-6761	C	6.06
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration/97BR0 4800 Deer Lake Drive East FL 2 Jacksonville, FL 32246-6484	C	5.59
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	R6	100.00
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center FL 3 Jersey City, NJ 07311-1114	Advisor	7.88
National Financial Services LLC* Attn: Mutual Fund Department 4th Fl 499 Washington Boulevard Jersey City, NJ 07310-1995	Advisor	23.50
American Enterprise Investment Service* 707 2nd Avenue South Minneapolis, MN 55402-2405	Advisor	18.50
UBS WM USA* 1000 Harbor Boulevard Weehawken, NJ 07086-6761	Advisor	6.28
Franklin New Jersey Tax-Free Income Fund
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center FL 3 Jersey City, NJ 07311-1114	A	6.49
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	8.86
National Financial Services LLC* Attn: Mutual Fund Department 4th Fl 499 Washington Boulevard Jersey City, NJ 07310-1995	A	8.07
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	A	9.73
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration/97BR0 4800 Deer Lake Drive East FL 2 Jacksonville, FL 32246-6484	A	7.66
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center FL 3 Jersey City, NJ 07311-1114	C	7.56
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	15.66
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	C	22.78
J.P. Morgan Securities LLC* 4 Chase Metrotech Center Brooklyn, NY 11245-0001	C	10.16
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration/97BR0 4800 Deer Lake Drive East FL 2 Jacksonville, FL 32246-6484	C	6.72
J.P. Morgan Securities LLC* 4 Chase Metrotech Center Brooklyn, NY 11245-0001	R6	96.06
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center FL 3 Jersey City, NJ 07311-1114	Advisor	19.18
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	7.00
National Financial Services LLC* Attn: Mutual Fund Department 4th Fl 499 Washington Boulevard Jersey City, NJ 07310-1995	Advisor	5.25
TD Ameritrade, Inc.* PO Box 2226 Omaha NE 68103-2226	Advisor	11.55
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	Advisor	12.58
American Enterprise Investment Service* 707 2nd Avenue South Minneapolis, MN 55402-2405	Advisor	7.53
Charles Schwab & Co.* Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	Advisor	5.87
UBS WM USA* 1000 Harbor Boulevard Weehawken, NJ 07086-6761	Advisor	8.44
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration/97BR0 4800 Deer Lake Drive East FL 2 Jacksonville, FL 32246-6484	Advisor	9.46

2

IV.  The last paragraph under the “Organization, Voting Rights and Principal Holders” section is replaced with the following:

3

As of August 10, 2018, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each class of the Fund.  The board members may own shares in other funds in Franklin Templeton Investments.

V.  In the “Buying and Selling Shares” section of the SAI, all references to “Class M” are removed and all references to “Class A” are replaced with “Class A/A1.”

VI. The following replaces the second paragraph under “Buying and Selling shares – Initial sales charges – Financial intermediary compensation:”

Distributors may pay the following commissions to financial intermediaries who initiate and are responsible for purchases of Class A/A1 shares in the following amounts:

Amount of Investment	For Funds with an initial sales charge of 5.50% (%)	For Funds with an initial sales charge of 4.25% (%)	For Funds with an initial sales charge of 2.25% (%)
Under $50,000	5.00	4.00	2.00
$50,000 but under $100,000	4.00	4.00	2.00
$100,000 but under $250,000	3.00	3.00	1.75
$250,000 but under $500,000	2.25	2.25	1.25
$500,000 but under $1 million	1.75	1.00	1.00
$1 million but under $4 million	1.00	1.00	1.00
$4 million but under $10 million	1.00	1.00	1.00
$10 million but under $50 million	0.50	0.50	0.50
$50 million or more	0.25	0.25	0.25

Consistent with the provisions and limitations set forth in its Class A/A1 Rule 12b-1 distribution plan, the Fund may reimburse Distributors for the cost of these commission payments.

VII. The following replaces the first paragraph under “Buying and Selling shares – Contingent deferred sales charge (CDSC) - Class A, M & C:”

Contingent deferred sales charge (CDSC) - Class A, A1 & C     If you invest any amount in Class C shares, $1 million or more in Class A or A1 shares of mutual funds with a maximum initial sales charge of 5.50%, or $500,000 or more for mutual funds with a maximum initial sales charge of 4.25% or 2.25%, either as a lump sum or through our cumulative quantity discount or letter of intent programs, a CDSC may apply on any Class A or A1 shares you sell within 18 months and any Class C shares you sell within 12 months of purchase. The CDSC is 1% of the value of the shares sold or the net asset value at the time of purchase, whichever is less, for Class A and A1 shares of mutual funds with a maximum initial sales charge of 5.50% and for Class C shares.  The CDSC is 0.75% of the value of the shares sold or the net asset value at the time of purchase, whichever is less, for Class A and A1 shares of mutual funds with a maximum initial sales charge of 4.25% or 2.25%; however this CDSC will change to 1.00% on or after March 10, 2020.

VIII.  In “The Underwriter” section, all references to “Class A” are replaced with “Class A1” and all references to “Class M” are replaced with “Class A.”

IX.  The first sentence under “The Underwriter – Distribution and service (12b-1 fees) – Class A1, A and C – The Class A1, A and C plans” is replaced with the following:

The Class A, A1 and C plans. The Fund may pay up to 0.25% per year of Class A’s average daily net assets and up to 0.10% (0.15% for Federal Limited-Term Fund) per year of Class A1’s average daily net assets.

X.  The following is added under “The Underwriter – Distribution and service (12b-1 fees) – Class A1, A and C – The Class A, A1 and C plans:”

The Class A plan is a reimbursement plan. It allows the Fund to reimburse Distributors for eligible expenses that Distributors has shown it has incurred. The Fund will not reimburse more than the maximum amount allowed under the plan.

XI.  In the “Performance” section of the SAI, all references to “Class M” are removed and all references to “Class A” are replaced with “Class A/A1.”

4

Please keep this supplement with your SAI for future reference.

5

TF2 SA1 09/18

[Franklin Templeton Logo]

SUPPLEMENT DATED SEPTEMBER 10, 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED JULY 1, 2018

OF

FRANKLIN ALABAMA TAX-FREE INCOME FUND

FRANKLIN FLORIDA TAX-FREE INCOME FUND

FRANKLIN GEORGIA TAX-FREE INCOME FUND

FRANKLIN KENTUCKY TAX-FREE INCOME FUND

FRANKLIN LOUISIANA TAX-FREE INCOME FUND

FRANKLIN MARYLAND TAX-FREE INCOME FUND

FRANKLIN MISSOURI TAX-FREE INCOME FUND

FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND

FRANKLIN VIRGINIA TAX-FREE INCOME FUND

(Franklin Tax-Free Trust)

The Statement of Additional Information (“SAI”) is amended as follows:

I. The Fund’s classes on the cover of the SAI are replaced with the following:

	Class A	Class A1	Class C	Class R6	Advisor Class
Franklin Alabama Tax-Free Income Fund	Pending	FRALX	FALEX	FALRX	FALZX
Franklin Florida Tax-Free Income Fund	Pending	FRFLX	FRFIX	FRFQX	FFTZX
Franklin Georgia Tax-Free Income Fund	Pending	FTGAX	FGAIX	FGFQX	FGFZX
Franklin Kentucky Tax-Free Income Fund	Pending	FRKYX	—	FKTRX	FKTZX
Franklin Louisiana Tax-Free Income Fund	Pending	FKLAX	FLAIX	FLAQX	FLTZX
Franklin Maryland Tax-Free Income Fund	Pending	FMDTX	FMDIX	FMDQX	FMDZX
Franklin Missouri Tax-Free Income Fund	Pending	FRMOX	FMOIX	FMOQX	FRMZX
Franklin North Carolina Tax-Free Income Fund	Pending	FXNCX	FNCIX	FNCQX	FNCZX
Franklin Virginia Tax-Free Income Fund	Pending	FRVAX	FVAIX	FRVRX	FRVZX

II.  The following replaces the second paragraph under the “Organization, Voting Rights and Principal Holders” section of the SAI:

Each Fund, except the Kentucky Fund currently offers five classes of shares, Class A, Class A1, Class R6 and Advisor Class. The Kentucky Fund currently offers four classes of shares, Class A, Class A1, Class R6 and Advisor Class. The Funds began offering Class R6 shares on August 1, 2017.  On September 10, 2018, all outstanding Class A shares were renamed Class A1 shares.  The Funds began offering new Class A shares on September 10, 2018.  The Fund may offer additional classes of shares in the future. The full title of each class is:

III.  The following are added to the bullet point list under the second paragraph under the “Organization, Voting Rights and Principal Holders” section of the SAI:

  Franklin Alabama Tax-Free Income Fund - Class A1
  Franklin Florida Tax-Free Income Fund - Class A1
  Franklin Georgia Tax-Free Income Fund - Class A1
  Franklin Kentucky Tax-Free Income Fund - Class A1
  Franklin Louisiana Tax-Free Income Fund - Class A1
  Franklin Maryland Tax-Free Income Fund - Class A1
  Franklin Missouri Tax-Free Income Fund - Class A1
  Franklin North Carolina Tax-Free Income Fund - Class A1
  Franklin Virginia Tax-Free Income Fund - Class A1

1

IV.  The following principal holders list replaces the principal holders list for the Fund under the “Organization, Voting Rights and Principal Holders” section:

As of August 10, 2018, the principal shareholders of the Fund, beneficial or of record, were:

Name and Address	Share Class	Percentage (%)
Alabama Fund
Edward Jones & Co* 12555 Manchester Road Saint Louis, MO 63131-3710	A	28.94
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	5.43
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	A	16.41
Raymond James* Attn: Courtney Waller 880 Carillon Parkway St Petersburg, FL 33716-1102	A	7.40
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration/97BR0 4800 Deer Lake Drive East, Fl 2 Jacksonville, FL 32246-6484	A	6.52
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	C	19.62
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	8.61
LPL Financial* Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	C	17.3
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	C	11.38
Raymond James* Attn: Courtney Waller 880 Carillon Parkway St Petersburg, FL 33716-1102	C	10.54
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration/97BR0 4800 Deer Lake Drive East, Fl 2 Jacksonville, FL 32246-6484	C	6.19
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	R6	100.00
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	16.86
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	Advisor	8.22
American Enterprise Investment SVC* 707 2nd Avenue South Minneapolis, MN 55402-2405	Advisor	21.98
UBS WM USA* 1000 Harbor Boulevard Weehawken, NJ 07086-6761	Advisor	8.06
Raymond James* Attn: Courtney Waller 880 Carillon Parkway St Petersburg, FL 33716-1102	Advisor	22.89
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration/97BR0 4800 Deer Lake Drive East, Fl 2 Jacksonville, FL 32246-6484	Advisor	14.36
Florida Fund
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center FL 3 Jersey City, NJ07311-1114	A	8.44
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	A	10.67
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	5.12
National Financial Services LLC* Attn: Mutual Fund Department 4th Fl. 499 Washington Boulevard Jersey City, NJ 07310-1995	A	9.57
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	A	11.59
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration/97BR0 4800 Deer Lake Drive East, Fl 2 Jacksonville, FL 32246-6484	A	7.81
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center FL 3 Jersey City, NJ07311-1114	C	7.22
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	C	9.68
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	8.58
National Financial Services LLC* Attn: Mutual Fund Department 4th Fl. 499 Washington Boulevard Jersey City, NJ 07310-1995	C	7.86
LPL Financial* Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	C	8.24
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	C	19.82
Raymond James* Attn: Courtney Waller 880 Carillon Parkway St Petersburg, FL 33716-1102	C	5.71
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	R6	100.00
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	7.06
National Financial Services LLC* Attn: Mutual Fund Department 4th Fl. 499 Washington Boulevard Jersey City, NJ 07310-1995	Advisor	5.18
LPL Financial* Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	Advisor	9.36
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	Advisor	15.10
American Enterprise Investment SVC* 707 2nd Avenue South Minneapolis, MN 55402-2405	Advisor	9.06
Raymond James* Attn: Courtney Waller 880 Carillon Parkway St Petersburg, FL 33716-1102	Advisor	13.72
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration/97BR0 4800 Deer Lake Drive East, Fl 2 Jacksonville, FL 32246-6484	Advisor	29.23
Georgia Fund
Morgan Stanley Smith Barney* Attn: mutual Fund Operations 2 Harborside Financial Center FL 3 Jersey City, NJ07311-1114	A	5.23
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	A	28.24
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	5.85
National Financial Services LLC* Attn: Mutual Fund Department 4th Fl. 499 Washington Boulevard Jersey City, NJ 07310-1995	A	8.47
LPL Financial* Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	A	5.53
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	A	11.58
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center FL 3 Jersey City, NJ07311-1114	C	8.02
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	C	13.76
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	5.80
National Financial Services LLC* Attn: Mutual Fund Department 4th Fl. 499 Washington Boulevard Jersey City, NJ 07310-1995	C	13.58
LPL Financial* Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	C	5.64
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	C	16.92
Raymond James* Attn: Courtney Waller 880 Carillon Parkway St Petersburg, FL 33716-1102	C	5.61
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration/97BR0 4800 Deer Lake Drive East, Fl 2 Jacksonville, FL 32246-6484	C	8.50
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	R6	99.85
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	6.92
National Financial Services LLC* Attn: Mutual Fund Department 4th Fl. 499 Washington Boulevard Jersey City, NJ 07310-1995	Advisor	25.60
LPL Financial* Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	Advisor	6.98
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	Advisor	12.41
American Enterprise Investment SVC* 707 2nd Avenue South Minneapolis, MN 55402-2405	Advisor	12.74
Raymond James* Attn: Courtney Waller 880 Carillon Parkway St Petersburg, FL 33716-1102	Advisor	9.53
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration/97BR0 4800 Deer Lake Drive East, Fl 2 Jacksonville, FL 32246-6484	Advisor	17.71
Kentucky Fund
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	A	41.50
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	5.44
National Financial Services LLC* Attn: Mutual Fund Department 4th Fl. 499 Washington Boulevard Jersey City, NJ 07310-1995	A	5.87
LPL Financial* Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	A	8.20
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	A	9.90
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	R6	99.82
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center FL 3 Jersey City, NJ07311-1114	Advisor	22.54
National Financial Services LLC* Attn: Mutual Fund Department 4th Fl. 499 Washington Boulevard Jersey City, NJ 07310-1995	Advisor	10.57
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	Advisor	13.14
American Enterprise Investment SVC* 707 2nd Avenue South Minneapolis, MN 55402-2405	Advisor	27.27
UBS WM USA* 1000 Harbor Boulevard Weehawken, NJ 07086-6761	Advisor	10.48
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration/97BR0 4800 Deer Lake Drive East, Fl 2 Jacksonville, FL 32246-6484	Advisor	6.42
Louisiana Fund
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	A	51.82
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	7.15
LPL Financial* Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	A	5.03
Raymond James* Attn: Courtney Waller 880 Carillon Parkway St Petersburg, FL 33716-1102	A	5.69
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center FL 3 Jersey City, NJ07311-1114	C	7.87
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	C	23.19
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	11.49
LPL Financial* Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	C	7.24
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	C	7.78
JP Morgan Securities LLC* 4 Chase Metrotech Center Brooklyn, NY 11245-0001	C	12.59
Raymond James* Attn: Courtney Waller 880 Carillon Parkway St Petersburg, FL 33716-1102	C	8.12
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	R6	97.47
National Financial Services LLC* Attn: Mutual Fund Department 4th Fl. 499 Washington Boulevard Jersey City, NJ 07310-1995	Advisor	13.50
American Enterprise Investment SVC* 707 2nd Avenue South Minneapolis, MN 55402-2405	Advisor	35.14
Raymond James* Attn: Courtney Waller 880 Carillon Parkway St Petersburg, FL 33716-1102	Advisor	24.47
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration/97BR0 4800 Deer Lake Drive East, Fl 2 Jacksonville, FL 32246-6484	Advisor	5.29
Maryland Fund
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center FL 3 Jersey City, NJ07311-1114	A	5.35
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	A	11.99
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	12.44
National Financial Services LLC* Attn: Mutual Fund Department 4th Fl. 499 Washington Boulevard Jersey City, NJ 07310-1995	A	12.88
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	A	13.70
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration/97BR0 4800 Deer Lake Drive East, Fl 2 Jacksonville, FL 32246-6484	A	5.89
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center FL 3 Jersey City, NJ07311-1114	C	7.52
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	12.27
National Financial Services LLC* Attn: Mutual Fund Department 4th Fl. 499 Washington Boulevard Jersey City, NJ 07310-1995	C	15.95
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	C	15.24
Raymond James* Attn: Courtney Waller 880 Carillon Parkway St Petersburg, FL 33716-1102	C	10.17
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	R6	100.00
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center FL 3 Jersey City, NJ07311-1114	Advisor	8.43
National Financial Services LLC* Attn: Mutual Fund Department 4th Fl. 499 Washington Boulevard Jersey City, NJ 07310-1995	Advisor	6.24
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	Advisor	5.07
American Enterprise Investment SVC* 707 2nd Avenue South Minneapolis, MN 55402-2405	Advisor	20.90
UBS WM USA* 1000 Harbor Boulevard Weehawken, NJ 07086-6761	Advisor	6.53
RBC Capital Markets LLC* Attn: Mutual Fund Ops Manager 510 Marquette Avenue South Minneapolis, MN 55402-1110	Advisor	5.05
Raymond James* Attn: Courtney Waller 880 Carillon Parkway St Petersburg, FL 33716-1102	Advisor	15.14
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration/97BR0 4800 Deer Lake Drive East, Fl 2 Jacksonville, FL 32246-6484	Advisor	18.92
Missouri Fund
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	A	45.20
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	5.53
National Financial Services LLC* Attn: Mutual Fund Department 4th Fl. 499 Washington Boulevard Jersey City, NJ 07310-1995	A	5.49
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	A	5.95
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	C	30.16
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	6.84
National Financial Services LLC* Attn: Mutual Fund Department 4th Fl. 499 Washington Boulevard Jersey City, NJ 07310-1995	C	7.01
LPL Financial* Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	C	8.84
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	C	5.60
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	R6	87.20
Nabank Company P.O. Box 2180 Tulsa, OK 74101	R6	7.55
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	23.24
Charles Schwab & Co Inc* Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	Advisor	5.92
National Financial Services LLC* Attn: Mutual Fund Department 4th Fl. 499 Washington Boulevard Jersey City, NJ 07310-1995	Advisor	8.37
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	Advisor	8.30
American Enterprise Investment SVC* 707 2nd Avenue South Minneapolis, MN 55402-2405	Advisor	7.84
Raymond James* Attn: Courtney Waller 880 Carillon Parkway St Petersburg, FL 33716-1102	Advisor	7.04
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration/97BR0 4800 Deer Lake Drive East, Fl 2 Jacksonville, FL 32246-6484	Advisor	17.86
North Carolina Fund
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	A	40.73
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	5.26
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	A	11.28
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center FL 3 Jersey City, NJ07311-1114	C	6.62
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	C	20.65
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	9.51
National Financial Services LLC* Attn: Mutual Fund Department 4th Fl. 499 Washington Boulevard Jersey City, NJ 07310-1995	C	6.05
LPL Financial* Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	C	5.72
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	C	20.08
Charles Schwab & Co Inc* Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	C	5.87
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration/97BR0 4800 Deer Lake Drive East, Fl 2 Jacksonville, FL 32246-6484	C	6.76
SEI Private Trust Company c/o Edward Jones & Co Trust CO ID 839 One Freedom Valley Drive Oaks, PA 19456-9989	R6	12.59
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	R6	87.39
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	27.82
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	Advisor	20.39
American Enterprise Investment SVC* 707 2nd Avenue South Minneapolis, MN 55402-2405	Advisor	7.30
Raymond James* Attn: Courtney Waller 880 Carillon Parkway St Petersburg, FL 33716-1102	Advisor	12.31
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration/97BR0 4800 Deer Lake Drive East, Fl 2 Jacksonville, FL 32246-6484	Advisor	7.15
Virginia Fund
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	A	17.04
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	9.38
National Financial Services LLC* Attn: Mutual Fund Department 4th Fl. 499 Washington Boulevard Jersey City, NJ 07310-1995	A	9.33
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	A	15.35
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	C	9.48
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	8.90
National Financial Services LLC* Attn: Mutual Fund Department 4th Fl. 499 Washington Boulevard Jersey City, NJ 07310-1995	C	10.19
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	C	19.37
Raymond James* Attn: Courtney Waller 880 Carillon Parkway St Petersburg, FL 33716-1102	C	6.62
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration/97BR0 4800 Deer Lake Drive East, Fl 2 Jacksonville, FL 32246-6484	C	6.75
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	R6	98.82
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	39.32
National Financial Services LLC* Attn: Mutual Fund Department 4th Fl. 499 Washington Boulevard Jersey City, NJ 07310-1995	Advisor	5.46
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	Advisor	6.80
American Enterprise Investment SVC* 707 2nd Avenue South Minneapolis, MN 55402-2405	Advisor	15.19
Raymond James* Attn: Courtney Waller 880 Carillon Parkway St Petersburg, FL 33716-1102	Advisor	7.01
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration/97BR0 4800 Deer Lake Drive East, Fl 2 Jacksonville, FL 32246-6484	Advisor	6.87

1

V.  The last paragraph under the “Organization, Voting Rights and Principal Holders” section is replaced with the following:

As of August 10, 2018, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each class of the Fund.  The board members may own shares in other funds in Franklin Templeton Investments.

VI.  In the “Buying and Selling Shares” section of the SAI, all references to “Class A” are replaced with “Class A/A1.”

1

VII. The following replaces the second paragraph under “Buying and Selling shares – Initial sales charges – Financial intermediary compensation:”

Distributors may pay the following commissions to financial intermediaries who initiate and are responsible for purchases of Class A/A1 shares in the following amounts:

Amount of Investment	For Funds with an initial sales charge of 5.50% (%)	For Funds with an initial sales charge of 4.25% (%)	For Funds with an initial sales charge of 2.25% (%)
Under $50,000	5.00	4.00	2.00
$50,000 but under $100,000	4.00	4.00	2.00
$100,000 but under $250,000	3.00	3.00	1.75
$250,000 but under $500,000	2.25	2.25	1.25
$500,000 but under $1 million	1.75	1.00	1.00
$1 million but under $4 million	1.00	1.00	1.00
$4 million but under $10 million	1.00	1.00	1.00
$10 million but under $50 million	0.50	0.50	0.50
$50 million or more	0.25	0.25	0.25

Consistent with the provisions and limitations set forth in its Class A/A1 Rule 12b-1 distribution plan, the Fund may reimburse Distributors for the cost of these commission payments.

VIII. The following replaces the first paragraph under “Buying and Selling shares – Contingent deferred sales charge (CDSC) - Class A & C:”

Contingent deferred sales charge (CDSC) - Class A, A1 & C     If you invest any amount in Class C shares, $1 million or more in Class A or A1 shares of mutual funds with a maximum initial sales charge of 5.50%, or $500,000 or more for mutual funds with a maximum initial sales charge of 4.25% or 2.25%, either as a lump sum or through our cumulative quantity discount or letter of intent programs, a CDSC may apply on any Class A or A1 shares you sell within 18 months and any Class C shares you sell within 12 months of purchase. The CDSC is 1% of the value of the shares sold or the net asset value at the time of purchase, whichever is less, for Class A and A1 shares of mutual funds with a maximum initial sales charge of 5.50% and for Class C shares.  The CDSC is 0.75% of the value of the shares sold or the net asset value at the time of purchase, whichever is less, for Class A and A1 shares of mutual funds with a maximum initial sales charge of 4.25% or 2.25%; however this CDSC will change to 1.00% on or after March 10, 2020.

IX.  In “The Underwriter” section, all references to “Class A” are replaced with “Class A1.”

X.  The heading “The Underwriter – Distribution and service (12b-1 fees) – Class A1 and C” is replaced with “The Underwriter – Distribution and service (12b-1 fees) – Class A, A1 and C.”

XI.  The heading and first sentence under “The Underwriter – Distribution and service (12b-1 fees) – Class A, A1 and C – The Class A1 and C plans” are replaced with the following:

The Class A, A1 and C plans. The Fund may pay up to 0.25% per year of Class A’s average daily net assets and up to 0.10% per year of Class A1’s average daily net assets.

XII.  The following is added under “The Underwriter – Distribution and service (12b-1 fees) – Class A, A1 and C – The Class A, A1 and C plans:”

The Class A plan is a reimbursement plan. It allows the Fund to reimburse Distributors for eligible expenses that Distributors has shown it has incurred. The Fund will not reimburse more than the maximum amount allowed under the plan.

XIII.  In the “Performance” section of the SAI, all references to “Class A” are replaced with “Class A/A1.”

Please keep this supplement with your SAI for future reference.

1

TF3 SA1 09/18

[Franklin Templeton Logo]

SUPPLEMENT DATED SEPTEMBER 10, 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED JULY 1, 2018

OF

FRANKLIN ARIZONA TAX-FREE INCOME FUND

FRANKLIN COLORADO TAX-FREE INCOME FUND

FRANKLIN CONNECTICUT TAX-FREE INCOME FUND

FRANKLIN MICHIGAN TAX-FREE INCOME FUND

FRANKLIN MINNESOTA TAX-FREE INCOME FUND

FRANKLIN OHIO TAX-FREE INCOME FUND

FRANKLIN OREGON TAX-FREE INCOME FUND

FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND

(Franklin Tax-Free Trust)

The Statement of Additional Information (“SAI”) is amended as follows:

I. The Fund’s classes on the cover of the SAI are replaced with the following:

	Class A	Class A1	Class C	Class R6	Advisor Class
Franklin Arizona Tax-Free Income Fund	FAZQX	FTAZX	FAZIX	FAZRX	FAZZX
Franklin Colorado Tax-Free Income Fund	FCOQX	FRCOX	FCOIX	FKTLX	FCOZX
Franklin Connecticut Tax-Free Income Fund	FQCTX	FXCTX	FCTIX	FCTQX	FCNZX
Franklin Michigan Tax-Free Income Fund	FMQTX	FTTMX	FRMTX	FKTNX	FMTFX
Franklin Minnesota Tax-Free Income Fund	FMNQX	FMINX	FMNIX	FKTDX	FMNZX
Franklin Ohio Tax-Free Income Fund	FOHQX	FTOIX	FOITX	FKTOX	FROZX
Franklin Oregon Tax-Free Income Fund	FOFQX	FRORX	FORIX	FOFRX	FOFZX
Franklin Pennsylvania Tax-Free Income Fund	FPAQX	FRPAX	FRPTX	FRPRX	FPFZX

II.  The following replaces the second paragraph under the “Organization, Voting Rights and Principal Holders” section of the SAI:

Each Fund currently offers five classes of shares, Class A, Class A1, Class C, Class R6 and Advisor Class. The Funds began offering Class R6 shares on August 1, 2017.  On September 10, 2018, all outstanding Class A shares were renamed Class A1 shares.  The Funds began offering new Class A shares on September 10, 2018.  The Fund may offer additional classes of shares in the future. The full title of each class is:

III.  The following are added to the bullet point list under the second paragraph under the “Organization, Voting Rights and Principal Holders” section of the SAI:

  Franklin Arizona Tax-Free Income Fund - Class A1
  Franklin Colorado Tax-Free Income Fund - Class A1
  Franklin Connecticut Tax-Free Income Fund - Class A1
  Franklin Michigan Tax-Free Income Fund - Class A1
  Franklin Minnesota Tax-Free Income Fund - Class A1
  Franklin Ohio Tax-Free Income Fund - Class A1
  Franklin Oregon Tax-Free Income Fund - Class A1
  Franklin Pennsylvania Tax-Free Income Fund - Class A1

IV.  The following principal holders list replaces the principal holders list for the Fund under the “Organization, Voting Rights and Principal Holders” section:

1

As of August 10, 2018, the principal shareholders of the Fund, beneficial or of record, were:

Name and Address	Share Class	Percentage (%)
Franklin Arizona Tax-Free Income Fund
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations Harborside Financial Center Fl. 3 Jersey City, NJ 07311-1114	A	5.46
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	A	23.40
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	5.86
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	A	12.50
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration/97BR0 4800 Deer Lake Drive East, Fl 2 Jacksonville, FL 32246-6484	A	7.80
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations Harborside Financial Center Fl. 3 Jersey City, NJ 07311-1114	C	8.34
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	C	16.95
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	7.79
National Financial Services LLC* Attn: Mutual Fund Department 4th Fl. 499 Washington Boulevard Jersey City, NJ 07310-1995	C	5.07
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	C	16.47
J.P. Morgan Securities LLC* 4 Chase Metrotech Center Brooklyn, NY 11245-0001	C	13.00
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations Harborside Financial Center Fl. 3 Jersey City, NJ 07311-1114	Advisor	15.18
Charles Schwab & Co.* Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	Advisor	8.69
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	11.45
National Financial Services LLC* Attn: Mutual Fund Department 4th Fl. 499 Washington Boulevard Jersey City, NJ 07310-1995	Advisor	5.86
LPL Financial* Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	Advisor	6.07
TD Ameritrade Inc.* P.O. Box 2226 Omaha NE 68103-2226	Advisor	6.74
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	Advisor	7.93
American Enterprise Investment SVC* 707 2nd Avenue South Minneapolis, MN 55402-2405	Advisor	7.50
Raymond James* Attn: Courtney Waller 880 Carillon Parkway St Petersburg, FL 33716-1102	Advisor	5.57
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration/97BR0 4800 Deer Lake Drive East, Fl 2 Jacksonville, FL 32246-6484	Advisor	14.75
Franklin Colorado Tax-Free Income Fund
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	A	29.51
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	A	9.62
RBC Capital Markets LLC* Attn: Mutual Fund Ops Manager 510 Marquette Avenue South Minneapolis, MN 55402-1110	A	9.74
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations Harborside Financial Center Fl. 3 Jersey City, NJ 07311-1114	C	6.51
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	C	18.00
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	9.07
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	C	12.19
UBS WM USA* 1000 Harbor Boulevard Weehawken, NJ 07086-6761	C	5.34
J.P. Morgan Securities LLC* 4 Chase Metrotech Center Brooklyn, NY 11245-0001	C	7.07
Raymond James* Attn: Courtney Waller 880 Carillon Parkway St Petersburg, FL 33716-1102	C	6.09
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	R6	98.14
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	21.98
National Financial Services LLC* Attn: Mutual Fund Department 4th Fl. 499 Washington Boulevard Jersey City, NJ 07310-1995	Advisor	11.81
Charles Schwab & Co.* Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	Advisor	8.19
LPL Financial* Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	Advisor	12.01
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	Advisor	11.13
American Enterprise Investment SVC* 707 2nd Avenue South Minneapolis, MN 55402-2405	Advisor	7.75
Raymond James* Attn: Courtney Waller 880 Carillon Parkway St Petersburg, FL 33716-1102	Advisor	6.09
Franklin Connecticut Tax-Free Income Fund
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations Harborside Financial Center Fl. 3 Jersey City, NJ 07311-1114	A	5.62
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	A	8.86
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	8.11
LPL Financial* Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	A	5.40
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	A	9.14
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration/97BR0 4800 Deer Lake Drive East, Fl 2 Jacksonville, FL 32246-6484	A	8.88
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations Harborside Financial Center Fl. 3 Jersey City, NJ 07311-1114	C	7.61
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	14.09
National Financial Services LLC* Attn: Mutual Fund Department 4th Fl. 499 Washington Boulevard Jersey City, NJ 07310-1995	C	6.25
American Enterprise Investment SVC* 707 2nd Avenue South Minneapolis, MN 55402-2405	C	5.83
UBS WM USA* 1000 Harbor Boulevard Weehawken, NJ 07086-6761	C	5.79
J.P. Morgan Securities LLC* 4 Chase Metrotech Center Brooklyn, NY 11245-0001	C	11.45
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration/97BR0 4800 Deer Lake Drive East, Fl 2 Jacksonville, FL 32246-6484	C	7.38
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	R6	100.00
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations Harborside Financial Center Fl. 3 Jersey City, NJ 07311-1114	Advisor	7.10
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	6.05
National Financial Services LLC* Attn: Mutual Fund Department 4th Fl. 499 Washington Boulevard Jersey City, NJ 07310-1995	Advisor	20.42
American Enterprise Investment SVC* 707 2nd Avenue South Minneapolis, MN 55402-2405	Advisor	8.79
UBS WM USA* 1000 Harbor Boulevard Weehawken, NJ 07086-6761	Advisor	14.94
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration/97BR0 4800 Deer Lake Drive East, Fl 2 Jacksonville, FL 32246-6484	Advisor	27.63
Franklin Michigan Tax-Free Income Fund
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	A	13.75
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	6.15
National Financial Services LLC* Attn: Mutual Fund Department 4th Fl. 499 Washington Boulevard Jersey City, NJ 07310-1995	A	7.07
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	A	8.28
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration/97BR0 4800 Deer Lake Drive East, Fl 2 Jacksonville, FL 32246-6484	A	5.25
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	C	12.73
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	7.82
National Financial Services LLC* Attn: Mutual Fund Department 4th Fl. 499 Washington Boulevard Jersey City, NJ 07310-1995	C	8.20
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	C	5.54
J.P. Morgan Securities LLC* 4 Chase Metrotech Center Brooklyn, NY 11245-0001	C	6.32
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	R6	99.54
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	19.24
National Financial Services LLC* Attn: Mutual Fund Department 4th Fl. 499 Washington Boulevard Jersey City, NJ 07310-1995	Advisor	6.90
TD Ameritrade Inc.* P.O. Box 2226 Omaha NE 68103-2226	Advisor	7.61
American Enterprise Investment SVC* 707 2nd Avenue South Minneapolis, MN 55402-2405	Advisor	11.50
Raymond James* Attn: Courtney Waller 880 Carillon Parkway St Petersburg, FL 33716-1102	Advisor	25.65
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration/97BR0 4800 Deer Lake Drive East, Fl 2 Jacksonville, FL 32246-6484	Advisor	7.23
Franklin Minnesota Tax-Free Income Fund
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	A	24.83
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	7.48
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	A	7.25
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	C	14.72
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	15.55
LPL Financial* Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	C	7.20
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	C	10.91
American Enterprise Investment SVC* 707 2nd Avenue South Minneapolis, MN 55402-2405	C	5.94
Raymond James* Attn: Courtney Waller 880 Carillon Parkway St Petersburg, FL 33716-1102	C	5.24
SEI Private Trust Company* One Freedom Valley Drive Oaks PA 19456	R6	11.63
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	R6	88.32
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	20.34
Charles Schwab & Co.* Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	Advisor	10.31
National Financial Services LLC* Attn: Mutual Fund Department 4th Fl. 499 Washington Boulevard Jersey City, NJ 07310-1995	Advisor	14.63
LPL Financial* Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	Advisor	10.04
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	Advisor	6.51
American Enterprise Investment SVC* 707 2nd Avenue South Minneapolis, MN 55402-2405	Advisor	10.66
UBS WM USA* 1000 Harbor Boulevard Weehawken, NJ 07086-6761	Advisor	10.95
Franklin Ohio Tax-Free Income Fund
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	A	19.17
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	11.69
National Financial Services LLC* Attn: Mutual Fund Department 4th Fl. 499 Washington Boulevard Jersey City, NJ 07310-1995	A	14.84
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	A	6.53
UBS WM USA* 1000 Harbor Boulevard Weehawken, NJ 07086-6761	A	5.41
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	C	10.57
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	12.65
National Financial Services LLC* Attn: Mutual Fund Department 4th Fl. 499 Washington Boulevard Jersey City, NJ 07310-1995	C	17.27
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	C	7.46
Charles Schwab & Co.* Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	C	7.49
J.P. Morgan Securities LLC* 4 Chase Metrotech Center Brooklyn, NY 11245-0001	C	6.95
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	R6	94.82
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	9.49
National Financial Services LLC* Attn: Mutual Fund Department 4th Fl. 499 Washington Boulevard Jersey City, NJ 07310-1995	Advisor	18.28
LPL Financial* Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	Advisor	6.99
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	Advisor	13.41
American Enterprise Investment SVC* 707 2nd Avenue South Minneapolis, MN 55402-2405	Advisor	12.97
UBS WM USA* 1000 Harbor Boulevard Weehawken, NJ 07086-6761	Advisor	8.36
Raymond James* Attn: Courtney Waller 880 Carillon Parkway St Petersburg, FL 33716-1102	Advisor	10.04
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration/97BR0 4800 Deer Lake Drive East, Fl 2 Jacksonville, FL 32246-6484	Advisor	7.51
Franklin Oregon Tax-Free Income Fund
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	A	40.12
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	6.93
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	A	6.54
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations Harborside Financial Center Fl. 3 Jersey City, NJ 07311-1114	C	6.66
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	C	23.41
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	7.93
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	C	9.88
Charles Schwab & Co.* Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	C	11.72
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	R6	98.43
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	9.31
National Financial Services LLC* Attn: Mutual Fund Department 4th Fl. 499 Washington Boulevard Jersey City, NJ 07310-1995	Advisor	9.96
LPL Financial* Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	Advisor	7.50
TD Ameritrade Inc.* P.O. Box 2226 Omaha NE 68103-2226	Advisor	6.92
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	Advisor	9.60
American Enterprise Investment SVC* 707 2nd Avenue South Minneapolis, MN 55402-2405	Advisor	12.23
Charles Schwab & Co.* Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	Advisor	8.43
UBS WM USA* 1000 Harbor Boulevard Weehawken, NJ 07086-6761	Advisor	11.73
Raymond James* Attn: Courtney Waller 880 Carillon Parkway St Petersburg, FL 33716-1102	Advisor	7.28
Franklin Pennsylvania Tax-Free Income Fund
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations Harborside Financial Center Fl. 3 Jersey City, NJ 07311-1114	A	5.72
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	A	11.98
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	12.07
National Financial Services LLC* Attn: Mutual Fund Department 4th Fl. 499 Washington Boulevard Jersey City, NJ 07310-1995	A	11.76
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	A	9.13
Charles Schwab & Co.* Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	A	7.44
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations Harborside Financial Center Fl. 3 Jersey City, NJ 07311-1114	C	6.04
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	C	5.46
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	12.06
National Financial Services LLC* Attn: Mutual Fund Department 4th Fl. 499 Washington Boulevard Jersey City, NJ 07310-1995	C	10.44
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	C	18.28
Charles Schwab & Co.* Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	C	7.43
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	R6	99.70
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations Harborside Financial Center Fl. 3 Jersey City, NJ 07311-1114	Advisor	9.94
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	7.02
National Financial Services LLC* Attn: Mutual Fund Department 4th Fl. 499 Washington Boulevard Jersey City, NJ 07310-1995	Advisor	12.56
LPL Financial* Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	Advisor	6.35
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	Advisor	15.23
American Enterprise Investment SVC* 707 2nd Avenue South Minneapolis, MN 55402-2405	Advisor	12.94
Charles Schwab & Co.* Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	Advisor	5.90
Raymond James* Attn: Courtney Waller 880 Carillon Parkway St Petersburg, FL 33716-1102	Advisor	5.69

Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration/97BR0 4800 Deer Lake Drive East, Fl 2 Jacksonville, FL 32246-6484	Advisor	11.72

2

V.  The last paragraph under the “Organization, Voting Rights and Principal Holders” section is replaced with the following:

As of August 10, 2018, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each class of the Fund.  The board members may own shares in other funds in Franklin Templeton Investments.

VI.  In the “Buying and Selling Shares” section of the SAI, all references to “Class A” are replaced with “Class A/A1.”

VII. The following replaces the second paragraph under “Buying and Selling shares – Initial sales charges – Financial intermediary compensation:”

Distributors may pay the following commissions to financial intermediaries who initiate and are responsible for purchases of Class A/A1 shares in the following amounts:

Amount of Investment	For Funds with an initial sales charge of 5.50% (%)	For Funds with an initial sales charge of 4.25% (%)	For Funds with an initial sales charge of 2.25% (%)
Under $50,000	5.00	4.00	2.00
$50,000 but under $100,000	4.00	4.00	2.00
$100,000 but under $250,000	3.00	3.00	1.75
$250,000 but under $500,000	2.25	2.25	1.25
$500,000 but under $1 million	1.75	1.00	1.00
$1 million but under $4 million	1.00	1.00	1.00
$4 million but under $10 million	1.00	1.00	1.00
$10 million but under $50 million	0.50	0.50	0.50
$50 million or more	0.25	0.25	0.25

Consistent with the provisions and limitations set forth in its Class A/A1 Rule 12b-1 distribution plan, the Fund may reimburse Distributors for the cost of these commission payments.

VIII. The following replaces the first paragraph under “Buying and Selling shares – Contingent deferred sales charge (CDSC) - Class A & C:”

Contingent deferred sales charge (CDSC) - Class A, A1 & C     If you invest any amount in Class C shares, $1 million or more in Class A or A1 shares of mutual funds with a maximum initial sales charge of 5.50%, or $500,000 or more for mutual funds with a maximum initial sales charge of 4.25% or 2.25%, either as a lump sum or through our cumulative quantity discount or letter of intent programs, a CDSC may apply on any Class A or A1 shares you sell within 18 months and any Class C shares you sell within 12 months of purchase. The CDSC is 1% of the value of the shares sold or the net asset value at the time of purchase, whichever is less, for Class A and A1 shares of mutual funds with a maximum initial sales charge of 5.50% and for Class C shares.  The CDSC is 0.75% of the value of the shares sold or the net asset value at the time of purchase, whichever is less, for Class A and A1 shares of mutual funds with a maximum initial sales charge of 4.25% or 2.25%; however this CDSC will change to 1.00% on or after March 10, 2020.

IX.   In “The Underwriter” section, all references to “Class A” are replaced with “Class A1.”

X.   The heading “The Underwriter – Distribution and service (12b-1 fees) – Class A1 and C” is replaced with “The Underwriter – Distribution and service (12b-1 fees) – Class A, A1 and C.”

XI.   The heading and first sentence under “The Underwriter – Distribution and service (12b-1 fees) – Class A, A1 and C – The Class A1 and C plans” are replaced with the following:

The Class A, A1 and C plans. The Fund may pay up to 0.25% per year of Class A’s average daily net assets and up to 0.10% per year of Class A1’s average daily net assets.

XII.   The following is added under “The Underwriter – Distribution and service (12b-1 fees) – Class A, A1 and C – The Class A, A1 and C plans:”

3

The Class A plan is a reimbursement plan. It allows the Fund to reimburse Distributors for eligible expenses that Distributors has shown it has incurred. The Fund will not reimburse more than the maximum amount allowed under the plan.

XIII.   In the “Performance” section of the SAI, all references to “Class A” are replaced with “Class A/A1.”

Please keep this supplement with your SAI for future reference.

4

FRANKLIN TAX-FREE TRUST

FILE NOS. 002-94222 & 811-04149

PART C

Other Information

Item 28.  Exhibits.

The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

(a)   Agreement and Declaration of Trust

(i)	Agreement and Declaration of Trust of Franklin Tax-Free Trust, a Delaware statutory trust, dated October 18, 2006
Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 27, 2007

(ii)	Certificate of Trust of Franklin Tax-Free Trust, a Delaware Statutory Trust, dated October 18, 2006
Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 27, 2007

(b)   By-laws

(i)	By-Laws of Franklin Tax-Free Trust, a Delaware statutory trust effective as of October 18, 2006
Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A File No. 002-94222 Filing Date: June 27, 2007

(ii)	Amended By-Laws of Franklin Tax-Free Trust dated February 1, 2018 Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A File No. 002-94222 Filing Date: January 24, 2018

(c)   Instruments Defining Rights of Security Holders

(i) Agreement and Declaration of Trust
(a) Article III, Shares
(b) Article V, Shareholders’ Voting Powers and Meetings
(c) Article VI, Net Asset Value, Distributions, Redemptions and Transfers
(d) Articles VIII, Certain Transactions – Section 4
(e) Articles X, Miscellaneous – Section 4

(ii) By-Laws
(a) Article II, Meetings of Shareholders
(b) Article VI, Records and Reports – Section 1, 2 and 3
(c) Article VII, General Matters: - Sections 3,4, 6, 7
(d) Articles VIII, Amendment – Section 1

(iii) Part B: Statement of Additional Information – Item 22

(d)   Investment Advisory Contracts

(i)	Investment Management Agreement dated July 2, 2007 between Registrant and Franklin Advisers, Inc., on behalf of the following funds:
Franklin Alabama Tax-Free Income Fund
Franklin Arizona Tax-Free Income Fund
Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Federal Intermediate-Term Tax-Free Income Fund
Franklin Florida Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Kentucky Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income Fund
Franklin Michigan Tax-Free Income Fund
Franklin Minnesota Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Ohio Tax-Free Income Fund
Franklin Oregon Tax-Free Income Fund
Franklin Pennsylvania Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund
Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 27, 2008

(ii)

Amended and Restated Investment Management Agreement dated May 1, 2013 between Registrant, on behalf of Franklin Federal Limited-Term Tax-Free Income Fund and Franklin Advisers, Inc.

Filing: Post-Effective Amendment No. 52 to Registration

Statement on Form N-1A

File No: 002-94222 Filing Date: June 26, 2014

(iii)	Addendum dated January 1, 2008, to Investment Management Agreement dated July 2, 2007 Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
File No. 002-94222 Filing Date: June 27, 2008

(iv)

Addendum to Amended and Restated Investment Management Agreement dated April 1, 2014 between Registrant, on behalf of Franklin Federal Limited-Term Tax-Free Income Fund and Franklin Advisers, Inc.

Filing: Post-Effective Amendment No. 54 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date:  June 26, 2015

(e)   Underwriting Contracts

(i)	Distribution Agreement dated January 1, 2011 between Registrant and Franklin/Templeton Distributors, Inc. Filing: Post-Effective Amendment No. 44 to Registration Statement on form N-1A
File No. 002-94222
Filing Date: January 27, 2011

(ii)

Form of Selling Agreements, between Franklin/Templeton Distributors, Inc. and Securities Dealers, dated May 1, 2010

Filing: Post-Effective Amendment No. 43 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date:  November 30, 2010

(f)   Bonus or Profit Sharing Contracts

Not Applicable

(g)   Custodian Agreements

(i)	Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: March 14, 1996

(ii)	Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: April 30, 1998

(iii)	Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: December 23, 1998

(iv)

Amendment dated June 1, 2018 to the Master Custody Agreement and Exhibit A between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 67 to Registration

Statement on Form N-1A

Filing Date: June 27, 2018

(v)	Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: March 14, 1996

(vi)

Amendment dated June 1, 2018 to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 67 to Registration

Statement on Form N-1A

Filing Date: June 27, 2018

(h)   Other Material Contracts

(i)

Amended and Restated Subcontract for Fund Administrative Services dated February 28, 2012 and amended as of May 1, 2014, between Franklin Advisers, Inc. and Franklin Templeton Services, LLC

Filing: Post-Effective Amendment No. 54 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date:  June 26, 2015

(ii)

Subcontract for Fund Administrative Services dated May 1, 2103, and amended as of May 1, 2014 between Franklin Advisers, Inc., on behalf of Franklin Federal Limited-Term Tax-Free Income Fund and Franklin Templeton Services, LLC

Filing: Post-Effective Amendment No. 54 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date:  June 26, 2015

(iii)

Amended and Restated Transfer Agent and Shareholder

Services Agreement between Registrant

and Franklin Templeton Investor Services, LLC

dated November 1, 2017

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 002-94222

Filing Date: January 24, 2018

(i)   Legal Opinion

(i)	Legal Opinion dated June 27, 2007
Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 27, 2008

(j)   Other Opinions

(i)	Consent of Independent Registered Public Accounting Firm

(k)   Omitted Financial Statements

Not Applicable

(l)   Initial Capital Agreements

(i)	Letter of Understanding dated September 21, 1992
Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: April 28, 1995

(ii)	Letter of Understanding dated April 12, 1995
Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: April 28, 1995

(m)   Rule 12b-1 Plan

(i)	Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Alabama Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

(ii)	Form of Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Arizona Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

(iii)	Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Colorado Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

(iv)	Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Connecticut Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

(v)	Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Federal Limited-Term Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

(vi)	Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Federal Intermediate-Term Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

(vii)	Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Florida Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

(viii)	Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Georgia Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

(ix)	Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin High Yield Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

(x)	Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Kentucky Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

(xi)	Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Louisiana Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

(xii)	Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Maryland Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

(xiii)	Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Massachusetts Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

(xiv)	Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Michigan Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

(xv)	Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Minnesota Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

(xvi)	Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Missouri Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

(xvii)	Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin New Jersey Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

(xviii)	Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin North Carolina Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

(xix)	Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Ohio Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

(xx)	Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Oregon Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

(xxi)	Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Pennsylvania Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

(xxii)	Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Virginia Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

(xxiii)	Form of Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Alabama Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

(xxiv)	Form of Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Arizona Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

(xxv)	Form of Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Colorado Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

(xxvi)	Form of Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Connecticut Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

(xxvii)

Form of Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Federal Limited-Term Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

(xxviii)

Form of Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Federal Intermediate-Term Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

(xxix)	Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Florida Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

(xxx)	Form of Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Georgia Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

(xxxi)	Form of Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin High Yield Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

(xxxii)	Form of Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Kentucky Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

(xxxiii)	Form of Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Louisiana Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

(xxxiv)	Form of Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Maryland Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

(xxxv)	Form of Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Massachusetts Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

(xxxvi)	Form of Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Michigan Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

(xxxvii)	Form of Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Minnesota Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

(xxxviii)	Form of Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Missouri Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

(xxxix)	Form of Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin New Jersey Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

(xl)

Form of Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin North Carolina Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

(xli)	Form of Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Ohio Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

(xlii)	Form of Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Oregon Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

(xliii)	Form of Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Pennsylvania Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

(xliv)	Form of Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Virginia Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

(xlv)	Class C Distribution Plan dated July 9, 2009, pursuant to Rule 12b-1 between the Registrant and Franklin/Templeton Distributors, Inc., on behalf of following funds:
Franklin Alabama Tax-Free Income Fund
Franklin Arizona Tax-Free Income Fund
Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Federal Intermediate-Term Tax-Free Income Fund
Franklin Florida Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income Fund
Franklin Michigan Tax-Free Income Fund
Franklin Minnesota Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Ohio Tax-Free Income Fund
Franklin Oregon Tax-Free Income Fund
Franklin Pennsylvania Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A File No. 002-94222 Filing Date: June 27, 2012

(n)   Rule 18f-3 Plan

(i)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Alabama Tax-Free Income Fund

(ii)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Arizona Tax-Free Income Fund

(iii)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Colorado Tax-Free Income Fund

(iv)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Connecticut Tax-Free Income Fund

(v)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Federal Intermediate-Term Tax-Free Income Fund

(vi)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Federal Limited-Term-Tax Free Income Fund

(vii)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Florida Tax-Free Income Fund

(viii)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Georgia Tax-Free Income Fund

(ix)	Form of Multiple Class Plan for the Registrant on behalf of Franklin High Yield Tax-Free Income Fund

(x)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Kentucky Tax-Free Income Fund

(xi)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Louisiana Tax-Free Income Fund

(xii)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Maryland Tax-Free Income Fund

(xiii)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Massachusetts Tax-Free Income Fund

(xiv)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Michigan Tax-Free Income Fund

(xv)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Minnesota Tax-Free Income Fund

(xvi)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Missouri Tax-Free Income Fund

(xvii)	Form of Multiple Class Plan for the Registrant on behalf of Franklin New Jersey Tax-Free Income Fund

(xviii)	Form of Multiple Class Plan for the Registrant on behalf of Franklin North Carolina Tax-Free Income Fund

(xix)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Ohio Tax-Free Income Fund

(xx)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Oregon Tax-Free Income Fund

(xxi)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Pennsylvania Tax-Free Income Fund

(xxii)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Virginia Tax-Free Income Fund

(p)   Code of Ethics

(i)	Code of Ethics dated May 1, 2013 Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A File No. 002-94222 Filing Date: June 26, 2014

(q)     Power of Attorney

(i)	Power of Attorney dated June 13, 2013 Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A File No: 002-94222 Filing Date: June 26, 2014

(ii)	Power of Attorney for Mary C. Choksi dated October 1, 2014 Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A File No: 002-94222 Filing Date: June 26, 2015

(iii)	Power of Attorney for Matthew T. Hinkle dated May 23, 2017 Filing: Post-Effective Amendment No. 61 to Registration Statement on Form N-1A File No. 002-94222 Filing Date: June 27, 2017

(iv)	Power of Attorney for Terrence J. Checki dated December 16, 2017 Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A File No. 002-94222 Filing Date: January 24, 2018

Item 29.  Persons Controlled by or Under Common Control with the Fund

None

Item 30.  Indemnification

The Agreement and Declaration of Trust (the “Declaration”) provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to such Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances, to the fullest extent that limitations of liability are permitted by the Delaware Statutory Trust Act (the “Delaware Act”), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other agent of such Trust or its investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of such Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of these persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an agent of such Trust. These persons shall be indemnified against any expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Business and Other Connections of the Investment Adviser

The officers and directors of Franklin Advisers, Inc. (Advisers), Registrant's investment manager, also serve as officers and/or directors/trustees for (1) Advisers' corporate parent, Franklin Resources, Inc., and /or (2) other investment companies in Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which set forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engages in by those officers and directors during the past two years.

Item 32.    Principal Underwriters

a)    Franklin/Templeton Distributors, Inc. (Distributors), also acts as principal underwriter of shares of:

Franklin Alternative Strategies Funds
Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Custodian Funds
Franklin ETF Trust
Franklin Federal Tax-Free Income Fund
Franklin Fund Allocator Series
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Municipal Securities Trust
Franklin Mutual Series Funds
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Templeton ETF Trust
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Templeton Variable Insurance Products Trust
Franklin U.S. Government Money Fund
Franklin Value Investors Trust
Institutional Fiduciary Trust
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds

b)    The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

c)    Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 33.  Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Fund at One Franklin Parkway, San Mateo, CA 94403-1906 or its shareholder services agent, Franklin Templeton Investor Services LLC, at 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

Item 34.  Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.  Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 30th day of August 2018.

FRANKLIN TAX-FREE TRUST

By: /s/ Karen L. Skidmore

Karen L. Skidmore

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Amendment has been signed below by the following persons in the capacities and on the dates indicated:

Christopher J. Molumphy*	President & Chief Executive Officer –
Christopher J. Molumphy	Investment Management
Dated: August 30, 2018

Matthew T. Hinkle*	Chief Executive Officer –
Matthew T. Hinkle	Finance and Administration
Dated: August 30, 2018

Gaston Gardey*	Chief Financial Officer and
Gaston Gardey	Chief Accounting Officer
Dated: August 30, 2018

Harris J. Ashton*	Trustee
Harris J. Ashton	Dated: August 30, 2018

Terrence J. Checki*	Trustee

Terrence J. Checki

Dated: August 30, 2018

Mary C. Choksi*

Trustee
Mary C. Choksi	Dated: August 30, 2018

Edith E. Holiday*	Trustee
Edith E. Holiday	Dated: August 30, 2018

Gregory E. Johnson*	Trustee
Gregory E. Johnson	Dated: August 30, 2018

Rupert H. Johnson, Jr.*	Trustee
Rupert H. Johnson, Jr.	Dated: August 30, 2018

J. Michael Luttig*	Trustee
J. Michael Luttig	Dated: August 30, 2018

Larry D. Thompson*

Trustee
Larry D. Thompson	Dated: August 30, 2018

John B. Wilson*

Trustee
John B. Wilson	Dated: August 30, 2018

*By   /s/ Karen L. Skidmore

Karen L. Skidmore, Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

FRANKLIN TAX-FREE TRUST

REGISTRATION STATEMENT

EXHIBITS INDEX

The following exhibits are attached:

EXHIBIT NO.	DESCRIPTION
Ex-99.(j)(i)	Consent of Independent Registered Public Accounting Firm

Ex.99.(m)(i)	Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Alabama Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

Ex.99.(m)(ii)	Form of Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Arizona Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

Ex.99.(m)(iii)	Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Colorado Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

Ex.99.(m)(iv)	Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Connecticut Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

Ex.99.(m)(v)	Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Federal Limited-Term Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

Ex.99.(m)(vi)	Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Federal Intermediate-Term Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

Ex.99.(m)(vii)	Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Florida Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

Ex.99.(m)(viii)	Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Georgia Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

Ex.99.(m)(ix)	Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin High Yield Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

Ex.99.(m)(x)	Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Kentucky Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

Ex.99.(m)(xi)	Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Louisiana Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

Ex.99.(m)(xii)	Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Maryland Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

Ex.99.(m)(xiii)	Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Massachusetts Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

Ex.99.(m)(xiv)	Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Michigan Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Ex.99.(m)(xv)	Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Minnesota Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

Ex.99.(m)(xvi)	Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Missouri Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

Ex.99.(m)(xvii)	Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin New Jersey Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

Ex.99.(m)(xviii)	Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin North Carolina Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

Ex.99.(m)(xix)	Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Ohio Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

Ex.99.(m)(xx)	Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Oregon Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

Ex.99.(m)(xxi)	Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Pennsylvania Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Ex.99.(m)(xxii)	Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Virginia Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

Ex.99.(m)(xxiii)	Form of Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Alabama Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

Ex.99.(m)(xxiv)	Form of Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Arizona Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

Ex.99.(m)(xxv)	Form of Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Colorado Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

Ex.99.(m)(xxvi)	Form of Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Connecticut Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

Ex.99.(m)(xxvii)

Form of Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Federal Limited-Term Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

Ex.99.(m)(xxviii)

Form of Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Federal Intermediate-Term Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Ex.99.(m)(xxix)	Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Florida Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

Ex.99.(m)(xxx)	Form of Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Georgia Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

Ex.99.(m)(xxxi)	Form of Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin High Yield Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

Ex.99.(m)(xxxii)	Form of Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Kentucky Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

Ex.99.(m)(xxxiii)	Form of Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Louisiana Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

Ex.99.(m)(xxxiv)	Form of Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Maryland Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

Ex.99.(m)(xxxv)	Form of Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Massachusetts Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

Ex.99.(m)(xxxvi)	Form of Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Michigan Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

Ex.99.(m)(xxxvii)	Form of Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Minnesota Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

Ex.99.(m)(xxxviii)	Form of Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Missouri Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

Ex.99.(m)(xxxix)	Form of Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin New Jersey Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

Ex.99.(m)(xl)

Form of Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin North Carolina Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

Ex.99.(m)(xli)	Form of Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Ohio Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

Ex.99.(m)(xlii)	Form of Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Oregon Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

Ex.99.(m)(xliii)	Form of Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Pennsylvania Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

Ex.99.(m)(xliv)	Form of Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Virginia Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

Ex-99.(n)(i)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Alabama Tax-Free Income Fund

Ex-99.(n)(ii)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Arizona Tax-Free Income Fund

Ex-99.(n)(iii)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Colorado Tax-Free Income Fund

Ex-99.(n)(iv)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Connecticut Tax-Free Income Fund

Ex-99.(n)(v)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Federal Intermediate-Term Tax-Free Income Fund

Ex-99.(n)(vi)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Federal Limited-Term-Tax Free Income Fund

Ex-99.(n)(vii)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Florida Tax-Free Income Fund

Ex-99.(n)(viii)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Georgia Tax-Free Income Fund

Ex-99.(n)(ix)	Form of Multiple Class Plan for the Registrant on behalf of Franklin High Yield Tax-Free Income Fund

Ex-99.(n)(x)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Kentucky Tax-Free Income Fund

Ex-99.(n)(xi)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Louisiana Tax-Free Income Fund

Ex-99.(n)(xii)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Maryland Tax-Free Income Fund

Ex-99.(n)(xiii)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Massachusetts Tax-Free Income Fund

Ex-99.(n)(xiv)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Michigan Tax-Free Income Fund

Ex-99.(n)(xv)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Minnesota Tax-Free Income Fund

Ex-99.(n)(xvi)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Missouri Tax-Free Income Fund

Ex-99.(n)(xvii)	Form of Multiple Class Plan for the Registrant on behalf of Franklin New Jersey Tax-Free Income Fund

Ex-99.(n)(xviii)	Form of Multiple Class Plan for the Registrant on behalf of Franklin North Carolina Tax-Free Income Fund

EX-99.(n)(xix)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Ohio Tax-Free Income Fund

EX-99.(n)(xx)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Oregon Tax-Free Income Fund

Ex-99.(n)(xxi)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Pennsylvania Tax-Free Income Fund

Ex-99.(n)(xxii)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Virginia Tax-Free Income Fund